M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Shares		Value (Note 1)
	Common Stocks—70.6%

	Australia—4.5%
5,596	Adbri, Ltd.†, §	$11,456
951	Afterpay, Ltd.*, §	55,580
3,702	AGL Energy, Ltd.§	36,179
8,035	ALS, Ltd.§	53,141
1,335	Altium, Ltd.§	34,762
6,817	Alumina, Ltd.†, §	6,797
24,812	AMP, Ltd.†, §	23,351
1,732	Ampol, Ltd.§	29,789
1,231	Ansell, Ltd.§	32,914
5,640	APA Group§	41,820
820	Appen, Ltd.§	20,069
1,691	ARB Corp., Ltd.§	33,924
16,116	Ardent Leisure Group, Ltd.*, †, §	6,621
4,576	Aristocrat Leisure, Ltd.§	98,684
785	ASX, Ltd.§	45,980
5,956	Atlas Arteria, Ltd.§	26,188
27,196	Aurizon Holdings, Ltd.§	82,988
9,677	Austal, Ltd.§	22,975
16,565	Australia & New Zealand Banking Group, Ltd.§	205,079
24,262	Australian Agricultural Co., Ltd.*, †, §	18,780
23,353	Australian Pharmaceutical Industries, Ltd.§	17,647
7,187	Bank of Queensland, Ltd.†, §	29,601
5,183	Bapcor, Ltd.§	25,266
19,836	Beach Energy, Ltd.§	18,987
3,363	Bega Cheese, Ltd.†, §	12,292
5,914	Bendigo & Adelaide Bank, Ltd.†, §	25,680
23,935	BHP Group, Ltd.§	615,914
5,632	Bingo Industries, Ltd.†, §	9,797
177	Blackmores, Ltd.*, †, §	8,013
9,483	BlueScope Steel, Ltd.§	86,569
8,931	Boral, Ltd.†, §	29,269
9,097	Brambles, Ltd.§	68,483
1,849	Breville Group, Ltd.†, §	33,432
1,742	Brickworks, Ltd.§	24,283
2,491	carsales.com, Ltd.§	36,990
6,463	Challenger, Ltd.§	17,794
16,096	Cleanaway Waste Management, Ltd.§	24,373
6,210	Coca-Cola Amatil, Ltd.§	42,343
444	Cochlear, Ltd.§	63,109
8,123	Coles Group, Ltd.§	99,069
11,972	Commonwealth Bank of Australia§	547,174
3,340	Computershare, Ltd.§	29,325
34,520	Cooper Energy, Ltd.*, †, §	8,670
983	Corporate Travel Management, Ltd.*, †, §	12,339
4,775	Costa Group Holdings, Ltd.§	11,619
1,104	Credit Corp. Group, Ltd.†, §	13,473
2,419	Crown Resorts, Ltd.§	15,277
3,152	CSL, Ltd.§	649,444
9,383	CSR, Ltd.§	28,771
14,019	Domain Holdings Australia, Ltd.§	37,287
857	Domino's Pizza Enterprises, Ltd.§	48,873
5,189	Downer EDI, Ltd.§	16,422
4,688	Eagers Automotive, Ltd.†, §	30,882

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Australia (Continued)
5,205	Elders, Ltd.§	$40,528
7,109	Estia Health, Ltd.†, §	7,467
1,597	EVENT Hospitality and Entertainment, Ltd.§	11,102
13,141	Evolution Mining, Ltd.§	54,557
10,246	FlexiGroup, Ltd.†, §	7,974
1,312	Flight Centre Travel Group, Ltd.*, §	13,009
24,562	Fortescue Metals Group, Ltd.§	287,519
20,115	G8 Education, Ltd.†, §	14,093
9,874	Genworth Mortgage Insurance Australia, Ltd.§	11,148
3,873	GrainCorp, Ltd., Class A*, §	10,510
9,317	GWA Group, Ltd.†, §	18,580
7,543	Harvey Norman Holdings, Ltd.†, §	24,535
15,902	Healius, Ltd.§	40,946
7,352	IGO, Ltd.§	22,145
21,765	Incitec Pivot, Ltd.§	31,765
5,200	Inghams Group, Ltd.†, §	11,117
10,029	Insurance Australia Group Ltd.§	31,562
1,622	InvoCare, Ltd.†, §	11,373
15,570	IOOF Holdings, Ltd.§	34,488
2,813	IPH, Ltd.†, §	14,455
3,090	IRESS, Ltd.†, §	21,232
1,653	James Hardie Industries Plc§	39,372
2,408	JB Hi-Fi, Ltd.†, §	81,317
86,962	Jupiter Mines, Ltd.§	17,509
2,949	LendLease Group§	23,358
10,428	Link Administration Holdings, Ltd.†, §	27,936
2,446	Macquarie Group, Ltd.§	210,105
1,204	Magellan Financial Group, Ltd.§	49,072
22,423	Mayne Pharma Group, Ltd.*, §	6,351
1,182	McMillan Shakespeare, Ltd.§	6,973
13,978	Metcash, Ltd.†, §	27,682
1,851	Mineral Resources, Ltd.†, §	33,106
1,365	Monadelphous Group, Ltd.†, §	9,950
21,227	National Australia Bank, Ltd.§	270,842
10,216	New Hope Corp., Ltd.†, §	9,478
2,024	Newcrest Mining, Ltd.§	45,619
5,029	NEXTDC, Ltd.*, †, §	44,772
5,984	nib holdings, Ltd.§	17,544
33,934	Nine Entertainment Co. Holdings, Ltd.§	42,555
8,096	Northern Star Resources, Ltd.§	79,608
12,393	NRW Holdings, Ltd.§	18,096
6,389	Nufarm, Ltd.*, §	17,779
5,539	Oil Search, Ltd.§	10,520
11,530	oOh!media, Ltd.†, §	10,156
1,802	Orica, Ltd.†, §	19,967
10,538	Origin Energy, Ltd.§	32,586
7,294	Orora, Ltd.§	12,558
6,746	OZ Minerals, Ltd.§	68,646
3,547	Pendal Group, Ltd.§	13,924
12,923	Perenti Global, Ltd.§	10,647
1,594	Perpetual, Ltd.§	32,061
43,898	Perseus Mining, Ltd.*, §	43,296
2,030	Premier Investments, Ltd.§	29,974
1,044	Pro Medicus, Ltd.†, §	20,427

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Australia (Continued)
13,316	Qantas Airways, Ltd.*, §	$38,797
8,115	QBE Insurance Group, Ltd.§	50,223
10,387	Qube Holdings, Ltd.§	18,727
17,985	Ramelius Resources, Ltd.§	26,890
1,186	Ramsay Health Care, Ltd.§	56,261
6,758	Regis Resources, Ltd.§	24,396
26,531	Resolute Mining, Ltd.*, †, §	17,788
3,594	Rio Tinto, Ltd.§	243,327
4,596	Sandfire Resources, Ltd.§	13,478
12,603	Santos, Ltd.§	44,228
13,467	Saracen Mineral Holdings, Ltd.*, §	50,132
2,007	SEEK, Ltd.†, §	30,702
2,605	Select Harvests, Ltd.§	10,420
47,993	Senex Energy, Ltd.*, †, §	11,115
62,916	Seven West Media, Ltd.*, §	5,067
4,361	Sims, Ltd.§	23,774
1,552	Sonic Healthcare, Ltd.§	36,923
21,815	South32, Ltd.§	31,987
34,579	Southern Cross Media Group, Ltd.*, §	3,731
13,152	Spark Infrastructure Group§	19,348
9,141	SpeedCast International, Ltd.*, †, §	1,940
9,197	St. Barbara, Ltd.§	19,745
6,536	Star Entertainment Grp, Ltd. (The)§	14,378
11,526	Steadfast Group, Ltd.§	26,486
2,942	Suncorp Group, Ltd.§	17,872
4,830	Super Retail Group, Ltd.†, §	36,495
5,066	Sydney Airport§	21,326
14,863	Tabcorp Holdings, Ltd.§	35,669
6,444	Tassal Group, Ltd.†, §	16,050
4,562	Technology One, Ltd.§	26,171
32,411	Telstra Corp., Ltd.§	64,655
8,658	Transurban Group§	87,744
4,162	Treasury Wine Estates, Ltd.§	26,705
4,434	United Malt Grp, Ltd.*, §	13,224
12,616	Vocus Group, Ltd.*, §	32,260
3,525	Webjet, Ltd.†, §	9,881
8,107	Wesfarmers, Ltd.§	258,480
6,437	Western Areas, Ltd.§	9,482
25,658	Westpac Banking Corp.§	309,591
19,506	Whitehaven Coal, Ltd.†, §	14,651
6,285	Woodside Petroleum, Ltd.§	79,385
7,616	Woolworths Group, Ltd.§	199,111
4,639	Worley, Ltd.§	31,874
258	Xero, Ltd.*, §	18,865
		7,858,789
	Austria—0.2%
984	ANDRITZ AG§	30,314
1,218	AT&S Austria Technologie & Systemtechnik AG§	22,956
658	CA Immobilien Anlagen AG§	19,477
133	DO & Co. AG*, †, §	5,435
2,245	Erste Group Bank AG*, §	46,950
1,172	EVN AG§	19,585
1,377	FACC AG*, †, §	8,197

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Austria (Continued)
1,233	IMMOFINANZ AG*, §	$19,512
491	Lenzing AG*, †, §	27,026
1,311	OMV AG*, §	35,813
3,082	Raiffeisen Bank International AG*, §	47,115
1,417	S IMMO AG*, §	24,107
127	Schoeller-Bleckmann Oilfield Equipment AG§	3,373
1,874	Telekom Austria AG§	13,238
4,149	UNIQA Insurance Group AG§	25,035
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	19,664
1,881	voestalpine AG§	49,451
		417,248
	Belgium—0.7%
366	Ackermans & van Haaren NV*, §	47,455
2,424	Ageas SA/NV§	98,923
5,568	AGFA-Gevaert NV*, §	23,224
5,947	Anheuser-Busch InBev SA/NV§	321,005
156	Argenx SE*, §	41,092
840	Barco NV§	17,596
1,086	Bekaert SA§	22,591
991	bpost SA*, §	8,712
105	Cie d'Entreprises CFE*, §	6,938
609	Colruyt SA§	39,518
833	D'ieteren SA/NV§	51,775
196	Elia Group SA/NV§	19,569
1,410	Euronav NV§	12,473
2,756	Euronav SA*, †	24,336
548	EVS Broadcast Equipment SA§	9,109
1,400	Fagron§	35,299
202	Galapagos NV*, §	28,691
401	Gimv NV§	22,479
1,847	KBC Group NV§	92,485
9	Lotus Bakeries NV†, §	35,346
216	Melexis NV§	16,805
2,034	Ontex Group NV*, §	26,566
1,080	Orange Belgium SA§	17,440
1,637	Proximus SADP§	29,883
214	Sipef NV*, §	10,701
256	Solvay SA§	22,015
449	Telenet Group Holding NV§	17,405
688	Tessenderlo Group SA*, §	25,844
852	UCB SA§	96,754
1,277	Umicore SA§	53,172
		1,275,201
	Canada—6.7%
1,800	Absolute Software Corp.	21,859
6,700	Advantage Oil & Gas, Ltd.*, †	8,806
1,679	Aecon Group, Inc.	17,250
607	Ag Growth International, Inc.†	12,354
279	Agnico Eagle Mines, Ltd.	22,229
479	Agnico-Eagle Mines, Ltd.	38,133
5,042	Aimia, Inc.*, †	14,692
1,100	Air Canada*	12,962

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
7,254	Alamos Gold, Inc., Class A	$63,903
900	Alaris Equity Partners Income§	7,394
879	Algonquin Power & Utilities Corp.†	12,767
5,308	Alimentation Couche-Tard, Inc., Class B	184,846
1,600	AltaGas, Ltd.	19,322
1,185	Altus Group, Ltd.	49,240
7,137	ARC Resources, Ltd.†	31,891
989	Aritzia, Inc.*	12,946
700	Atco, Ltd., Class I	20,234
84	Aurora Cannabis, Inc.*, †	391
16,677	B2Gold Corp.	108,587
850	Badger Daylighting, Ltd.†	24,308
5,446	Bank of Montreal	318,363
8,200	Bank of Nova Scotia (The)†	340,674
1,452	Barrick Gold Corp.	40,816
2,209	Barrick Gold Corp.	62,045
3,183	Bausch Health Cos., Inc.*	49,482
11,400	Baytex Energy Corp.*, †	3,938
1,608	BCE, Inc.	66,684
9,500	Birchcliff Energy, Ltd.†	10,916
7,292	BlackBerry, Ltd.*, †	33,460
2,062	Boralex, Inc., Class A	59,604
1,680	Brookfield Asset Management, Inc., Class A†	55,590
785	BRP, Inc.	41,474
2,078	CAE, Inc.	30,400
4,802	Cameco Corp.	48,505
1,985	Canaccord Genuity Group, Inc.†	10,122
400	Canada Goose Holdings, Inc.*, †	12,848
3,035	Canadian Imperial Bank of Commerce†	226,859
4,408	Canadian National Railway Co.	469,452
14,634	Canadian Natural Resources, Ltd.	234,531
863	Canadian Pacific Railway, Ltd.	262,520
532	Canadian Tire Corp., Ltd., Class A†	53,586
500	Canadian Utilities, Ltd., Class A	11,926
1,880	Canadian Western Bank†	37,909
1,876	Canfor Corp.*	21,119
2,194	Capital Power Corp.†	48,426
6,100	Cardinal Energy, Ltd.†	1,993
6,100	Cascades, Inc.	77,146
1,637	CCL Industries, Inc., Class B	63,117
6,166	Celestica, Inc.*	42,602
1,967	Cenovus Energy, Inc.	7,667
5,235	Centerra Gold, Inc.	60,899
9,000	CES Energy Solutions Corp.	5,272
1,621	CGI, Inc.*	110,027
4,339	CI Financial Corp.	55,038
2,372	Cineplex, Inc.†	12,844
490	Cogeco Communications, Inc.	40,181
300	Cogeco, Inc.	19,838
825	Colliers International Group, Inc.†	54,938
122	Constellation Software, Inc.†	135,567
5,812	Corus Entertainment, Inc., Class B†	12,614
3,354	Crescent Point Energy Corp.†	4,055
3,330	CRH Medical Corp.*	7,202

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
1,100	Dollarama, Inc.	$42,164
1,821	Dorel Industries, Inc., Class B*	16,233
1,100	DREAM Unlimited Corp., Class A	16,068
6,100	Dundee Precious Metals, Inc.	43,704
4,100	ECN Capital Corp.	15,580
4,401	Eldorado Gold Corp.*	46,438
9,925	Element Fleet Management Corp.	82,587
663	Emera, Inc.†	27,236
2,520	Enbridge, Inc.	73,619
3,287	Enbridge, Inc.	95,980
1,682	Endeavour Mining Corp.*	41,875
2,494	Enerflex, Ltd.†	8,653
7,134	Enerplus Corp.†	13,073
882	Enghouse Systems, Ltd.	48,202
7,100	Ensign Energy Services, Inc.	3,093
4,400	Extendicare, Inc.†	17,613
281	Fairfax Financial Holdings, Ltd.	82,746
2,600	Fiera Capital Corp.	19,936
3,098	Finning International, Inc.	47,370
4,882	First Majestic Silver Corp.*, †	46,417
3,380	First Quantum Minerals, Ltd.	30,131
547	FirstService Corp.	72,186
2,952	Fortis, Inc.	120,692
10,041	Fortuna Silver Mines, Inc.*, †	63,871
206	Franco-Nevada Corp.	28,786
3,500	Freehold Royalties, Ltd.†	9,699
787	Genworth MI Canada, Inc.	20,409
1,045	George Weston, Ltd.	76,840
1,500	Gibson Energy, Inc.†	24,310
1,871	Gildan Activewear, Inc.	36,871
5,700	Gran Tierra Energy, Inc.*	1,327
806	Great-West Lifeco, Inc.	15,750
1,700	Home Capital Group, Inc.*, †	27,551
7,321	Hudbay Minerals, Inc.	30,954
5,928	Husky Energy, Inc.	13,712
2,998	Hydro One, Ltd.#, †	63,538
1,537	iA Financial Corp., Inc.	53,501
3,400	IAMGOLD Corp.*, †	13,048
511	IGM Financial, Inc.	11,716
800	Imperial Oil, Ltd.†	9,577
2,417	Innergex Renewable Energy, Inc.	43,673
359	Intact Financial Corp.	38,441
3,165	Inter Pipeline, Ltd.†	31,066
2,045	Interfor Corp.*	22,853
2,087	Intertape Polymer Group, Inc.†	23,244
1,600	Invesque, Inc.†	3,232
19,814	Ivanhoe Mines, Ltd., Class A*	72,021
700	Jamieson Wellness, Inc.	22,164
500	K-Bro Linen, Inc.	10,420
7,152	Kelt Exploration, Ltd.*, †	7,681
3,848	Keyera Corp.†	58,086
17,698	Kinross Gold Corp.*	156,172
4,203	Kirkland Lake Gold, Ltd.	205,171
3,700	Knight Therapeutics, Inc.*	16,117

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
800	Laurentian Bank of Canada†	$16,432
1,289	Linamar Corp.	38,344
1,322	Loblaw Cos., Ltd.	69,230
8,900	Lucara Diamond Corp.*, †	3,342
13,050	Lundin Mining Corp.	72,818
8,872	Magna International, Inc.	405,971
4,800	Major Drilling Group International, Inc.*	25,702
8,035	Manulife Financial Corp.	111,756
1,530	Maple Leaf Foods, Inc.	31,196
7,300	Martinrea International, Inc.	52,247
1,895	Medical Facilities Corp.	6,219
4,700	MEG Energy Corp.*, †	9,777
1,000	Methanex Corp.	24,385
1,382	Metro, Inc.	66,311
562	Morneau Shepell, Inc.	11,733
470	MTY Food Group, Inc.	11,680
2,700	Mullen Group, Ltd.†	18,270
4,527	National Bank of Canada	224,863
14,800	New Gold, Inc.*	25,231
1,740	NFI Group, Inc.†	21,640
1,156	Norbord, Inc.†	34,162
1,126	North West Co., Inc. (The)	30,781
2,067	Northland Power, Inc.†	62,528
1,500	Nutrien, Ltd.	58,845
664	Nutrien, Ltd.†	26,035
11,800	OceanaGold Corp.*	18,167
793	Onex Corp.	35,375
2,715	Open Text Corp.	114,754
3,317	Osisko Gold Royalties, Ltd.†	39,235
1,520	Ovintiv, Inc.†	12,431
4,296	Pan American Silver Corp.	138,119
4,549	Parex Resources, Inc.*	47,931
700	Park Lawn Corp.	14,457
1,907	Parkland Corp.	50,427
1,760	Pason Systems, Inc.	6,992
1,360	Pembina Pipeline Corp.†	28,864
377	Pembina Pipeline Corp.†	8,004
4,630	Peyto Exploration & Development Corp.†	8,658
900	PrairieSky Royalty, Ltd.†	5,617
11,600	Precision Drilling Corp.*, †	7,231
300	Premium Brands Holdings Corp.	22,650
2,837	Primo Water Corp.	40,290
1,764	Quebecor, Inc., Class B	44,128
1,200	Real Matters, Inc.*	23,386
700	Recipe Unlimited Corp.	5,199
1,500	Restaurant Brands International, Inc.	86,155
1,345	Richelieu Hardware, Ltd.†	35,515
1,489	Ritchie Bros Auctioneers, Inc.†	88,308
2,204	Rogers Communications, Inc., Class B	87,428
5,300	Rogers Sugar, Inc.	19,066
12,100	Royal Bank of Canada	849,558
1,740	Russel Metals, Inc.†	23,744
1,204	Saputo, Inc.	30,201
4,547	Secure Energy Services, Inc.†	4,678

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
10,397	Seven Generations Energy, Ltd., Class A*	$28,031
4,613	Shaw Communications, Inc., Class B†	84,184
1,968	ShawCor, Ltd.†	3,089
40	Shopify, Inc., Class A*	40,905
34	Shopify, Inc., Class A*	34,781
1,794	Sienna Senior Living, Inc.†	15,090
1,359	Sleep Country Canada Holdings, Inc.#	20,351
1,519	SNC-Lavalin Group, Inc.†	24,356
737	Spin Master Corp.*, #	15,907
5,381	SSR Mining, Inc.*, †	100,423
1,600	Stantec, Inc.	48,581
400	Stella-Jones, Inc.	13,548
649	Sun Life Financial, Inc.	26,446
600	Sun Life Financial, Inc.	24,438
14,810	Suncor Energy, Inc.	180,850
3,579	Superior Plus Corp.	31,609
7,700	Tamarack Valley Energy, Ltd.*, †	4,164
439	TC Energy Corp.	18,447
546	TC Energy Corp.†	22,922
8,602	Teck Resources, Ltd., Class B	119,771
3,900	Teranga Gold Corp.*	41,122
1,944	TFI International, Inc.	81,290
287	Thomson Reuters Corp.	22,903
3,200	Timbercreek Financial Corp.	20,067
801	TMX Group, Ltd.†	82,377
6,950	TORC Oil & Gas, Ltd.†	7,412
2,171	Torex Gold Resources, Inc.*	30,701
1,339	Toromont Industries, Ltd.†	80,126
11,275	Toronto-Dominion Bank (The)	522,026
5,111	Tourmaline Oil Corp.	62,450
7,036	TransAlta Corp.	43,276
2,812	TransAlta Renewables, Inc.†	35,331
3,800	Transcontinental, Inc., Class A	46,917
12,242	Trican Well Service, Ltd.*, †	10,573
3,001	Tricon Residential ,Inc.	24,882
15,700	Turquoise Hill Resources, Ltd.*	13,324
1,000	Uni-Select, Inc.	4,281
2,344	Vermilion Energy, Inc.†	5,475
1,800	Wajax Corp.†	16,086
272	Waste Connections, Inc.	28,271
200	Waste Connections, Inc.	20,760
1,290	West Fraser Timber Co., Ltd.†	59,930
12,500	Western Forest Products, Inc.†	9,481
1,515	Wheaton Precious Metals Corp.	74,331
14,502	Whitecap Resources, Inc.	26,356
400	Winpak, Ltd.	13,653
452	WSP Global, Inc.†	29,682

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
19,921	Yamana Gold, Inc.	$113,253
		11,910,055
	China—0.0%
3,000	Wharf Holdings, Ltd. (The)§	5,995

	Denmark—1.8%
189	ALK-Abello A/S*, §	62,322
2,469	Alm Brand A/S*, §	28,227
894	Ambu A/S, Class B†, §	25,312
20	AP Moller - Maersk A/S, Class A§	29,214
23	AP Moller - Maersk A/S, Class B§	36,464
2,721	Bang & Olufsen A/S*, †, §	6,152
641	Carlsberg A/S, Class B§	86,311
555	Chr Hansen Holding A/S§	61,683
568	Coloplast A/S, Class B§	89,828
805	D/S Norden A/S§	13,068
3,111	Danske Bank A/S*, §	42,140
1,375	Demant A/S*, †, §	43,254
1,284	Dfds A/S*, §	43,032
68	Drilling Co. of 1972 A/S (The)*, †, §	1,476
1,168	DSV PANALPINA A/S§	190,605
1,244	FLSmidth & Co. A/S*, §	35,405
196	Genmab A/S*, §	71,170
1,611	GN Store Nord A/S§	121,896
771	H Lundbeck A/S§	25,415
818	H+H International A/S, Class B*, §	16,247
3,142	ISS A/S*, §	41,421
1,765	Jyske Bank A/S, Registered*, §	49,717
1,970	Matas A/S*, §	22,923
266	Nilfisk Holding A/S*, §	3,209
362	NNIT A/S#, §	7,508
12,082	Novo Nordisk A/S, Class B§	839,237
2,254	Novozymes A/S, Class B§	141,774
727	Orsted A/S#, §	100,279
1,611	Pandora A/S§	115,926
376	Per Aarsleff Holding A/S§	15,829
930	Ringkjoebing Landbobank A/S§	70,523
44	Rockwool International A/S, Class A§	15,115
186	Rockwool International A/S, Class B§	71,298
1,104	Royal Unibrew A/S§	113,769
1,644	Scandinavian Tobacco Group A/S, Class A#, §	24,374
336	Schouw & Co. A/S§	32,611
638	SimCorp A/S§	83,865
1,256	Spar Nord Bank A/S*, §	9,378
1,818	Sydbank A/S*, §	28,495
676	Topdanmark A/S§	32,668
837	Tryg A/S§	26,381
1,231	Vestas Wind Systems A/S§	199,184
615	Zealand Pharma A/S*, §	23,368
		3,098,073
	Finland—1.2%
1,769	Ahlstrom-Munksjo Oyj†, §	37,284

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Finland (Continued)
1,559	Cargotec Oyj, Class B§	$53,723
1,769	Elisa OyJ§	104,268
25,135	Finnair Oyj*, †, §	11,320
3,720	Fortum Oyj§	75,293
1,418	Huhtamaki Oyj§	70,093
1,799	Kemira Oyj§	22,915
956	Kesko Oyj, Class A§	23,755
2,664	Kesko Oyj, Class B§	68,688
578	Kojamo Oyj§	12,411
2,212	Kone Oyj, Class B§	194,461
1,119	Konecranes Oyj§	35,077
3,137	Metsa Board Oyj§	25,886
9,643	Metso Outotec Oyj§	67,714
1,568	Neles Oyj§	21,160
3,273	Neste Oyj§	172,107
9,209	Nokia Oyj*, §	36,096
1,922	Nokian Renkaat Oyj§	54,379
12,077	Nordea Bank Abp*, §	91,730
281	Olvi Oyj, Class A§	14,264
7,100	Oriola Oyj, Class B§	15,727
727	Orion Oyj, Class A§	33,021
1,558	Orion Oyj, Class B§	70,509
10,116	Outokumpu Oyj*, †, §	27,042
7,476	Raisio Oyj , Class V§	26,953
873	Revenio Group Oyj§	39,701
2,447	Sampo Oyj, Class A§	96,808
8,204	Stora Enso Oyj, Class R§	128,562
1,519	Terveystalo Oyj#, §	18,202
390	TietoEVRY Oyj§	10,784
1,160	Tikkurila Oyj§	20,306
2,646	Tokmanni Group Corp.§	46,692
5,865	UPM-Kymmene Oyj§	178,507
775	Uponor Oyj§	13,581
559	Vaisala Oyj, Class A§	24,189
2,116	Valmet Oyj§	52,389
5,634	Wartsila Oyj Abp§	44,332
6,293	YIT Oyj†, §	37,996
		2,077,925
	France—5.7%
1,683	Accor SA*, §	47,073
162	Aeroports de Paris§	16,131
3,912	Air France-KLM*, †, §	13,480
2,627	Air Liquide SA§	416,861
3,566	Airbus SE*, §	258,837
370	Akka Technologies*, †, §	7,189
947	Albioma SA§	49,312
966	Alstom SA*, §	48,095
476	Alten SA*, §	45,045
272	Amundi SA*, #, §	19,176
1,401	Arkema SA§	148,630
820	Atos SE*, §	66,054
368	Aubay§	13,535
10,652	AXA SA§	196,639

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	France (Continued)
1,320	Beneteau SA§	$10,616
234	BioMerieux§	36,630
3,404	BNP Paribas SA*, §	123,313
5,145	Bollore SA§	19,204
3,865	Bouygues SA§	133,994
3,079	Bureau Veritas SA*, §	69,158
1,394	Capgemini SE§	178,538
5,418	Carrefour SA§	86,722
20,011	CGG SA*, §	13,356
6,743	Cie de Saint-Gobain*, §	283,110
3,063	Cie Generale des Etablissements Michelin SCA§	327,756
585	Cie Plastic Omnium SA§	15,386
961	CNP Assurances*, §	12,010
2,606	Coface SA*, §	18,215
4,116	Credit Agricole SA*, §	35,977
4,080	Danone SA§	263,899
135	Dassault Systemes SE§	25,182
5,436	Derichebourg SA§	16,116
106	Devoteam SA*, §	12,111
3,010	Edenred§	135,045
1,777	Eiffage SA*, §	144,832
6,771	Electricite de France SA§	71,631
1,532	Elior Group SA#, §	7,097
4,742	Elis SA*, §	59,782
11,071	Engie SA*, §	147,969
601	Eramet SA*, †, §	15,201
478	EssilorLuxottica SA*, §	65,001
155	Eurofins Scientific SE*, §	122,704
739	Euronext NV#, §	92,374
1,237	Europcar Mobility Group*, #, †, §	1,069
4,666	Eutelsat Communications SA§	45,336
846	Faurecia SE*, §	36,534
178	Fnac Darty SA*, §	8,005
180	Gaztransport Et Technigaz SA§	17,156
218	Hermes International§	187,912
77	ID Logistics Group*, §	16,644
190	Iliad SA§	34,954
743	Imerys SA§	27,626
825	Ingenico Group SA*, †, §	127,657
308	Ipsen SA§	32,313
1,041	IPSOS§	26,035
530	Jacquet Metal Service SA§	5,160
614	JCDecaux SA*, §	10,639
685	Kaufman & Broad SA§	27,143
488	Kering SA§	324,220
1,206	Korian SA*, §	42,320
793	L'Oreal SA§	258,044
1,721	Lagardere SCA*, †, §	42,645
1,064	Lectra§	25,157
2,297	Legrand SA§	183,378
1,684	LVMH Moet Hennessy Louis Vuitton SE§	787,263
971	Maisons du Monde SA*, #, §	14,601
444	Mersen SA*, §	13,597
1,630	Natixis SA*, §	3,663

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	France (Continued)
812	Nexans SA*, §	$46,870
1,827	Nexity SA§	55,609
31,311	Orange SA§	325,808
525	Orpea*, §	59,627
425	Pernod-Ricard SA§	67,826
13,186	Peugeot SA*, §	237,748
3,391	Publicis Groupe SA§	109,891
993	Quadient SA§	13,418
101	Remy Cointreau SA†, §	18,436
2,261	Renault SA*, §	58,361
5,791	Rexel SA*, §	72,647
931	Rothschild & Co.*, §	26,171
410	Rubis SCA§	16,444
1,755	Safran SA*, §	172,699
2,623	Sanofi§	263,006
174	Sartorius Stedim Biotech§	59,928
1,900	Schneider Electric SE§	235,818
2,540	SCOR SE*, §	70,375
393	SEB SA§	63,926
6,297	SES SA§	44,549
411	Societe BIC SA†, §	21,520
2,627	Societe Generale SA*, §	34,762
716	Sodexo SA§	50,988
206	SOITEC*, §	29,669
344	Sopra Steria Group*, §	54,511
1,621	SPIE SA*, §	29,015
5,033	STMicroelectronics NV§	153,845
3,853	Suez SA§	71,328
889	Technicolor SA, Registered*, †, §	1,336
606	Teleperformance§	186,626
2,268	Television Francaise 1*, †, §	13,907
943	Thales SA§	70,611
15,282	TOTAL SE†, §	524,677
198	Trigano SA§	30,572
956	Ubisoft Entertainment SA*, §	86,393
2,046	Valeo SA§	62,533
3,814	Veolia Environnement SA§	82,252
436	Vicat SA§	14,585
3,320	Vinci SA§	276,924
95	Virbac SA*, §	22,018
1,864	Vivendi SA§	51,954
328	Worldline SA*, #, §	26,895
		10,104,135
	Germany—5.3%
696	1&1 Drillisch AG§	15,433
1,887	Aareal Bank AG*, §	37,912
1,377	adidas AG*, §	445,684
295	ADO Properties SA*, #, §	8,176
1,932	ADVA Optical Networking SE*, §	13,725
1,604	Allianz SE, Registered§	307,677
136	Amadeus Fire AG*, §	16,933
12,733	Aroundtown SA*, §	64,002
408	Aurubis AG§	27,793

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Germany (Continued)
4,459	BASF SE§	$271,527
333	Bauer AG*, §	3,588
5,917	Bayer AG, Registered§	369,816
4,607	Bayerische Motoren Werke AG§	334,515
474	BayWa AG§	15,583
261	Bechtle AG§	52,904
592	Befesa SA#, §	23,679
435	Beiersdorf AG§	49,467
1,136	Bilfinger SE§	20,758
1,357	Borussia Dortmund GmbH & Co. KGaA§	8,161
1,982	Brenntag AG§	126,115
603	CANCOM SE§	31,175
226	Carl Zeiss Meditec AG§	28,604
3,791	CECONOMY AG*, §	18,703
159	Cewe Stiftung & Co. KGAA*, §	17,448
6,421	Commerzbank AG*, §	31,559
270	CompuGroup Medical SE & Co. KgaA§	24,989
967	Continental AG§	104,828
612	Corestate Capital Holding SA*, §	11,994
1,919	Covestro AG#, §	95,282
1,019	CTS Eventim AG & Co. KGaA*, §	49,292
7,447	Daimler AG, Registered§	401,546
414	Delivery Hero SE*, #, §	47,622
9,056	Deutsche Bank AG, Registered*, §	76,354
584	Deutsche Beteiligungs AG§	21,218
1,312	Deutsche Boerse AG§	230,412
696	Deutsche EuroShop AG*, §	8,648
5,519	Deutsche Lufthansa AG, Registered*, §	47,571
3,746	Deutsche Pfandbriefbank AG*, #, §	24,831
10,000	Deutsche Post AG, Registered§	456,011
27,548	Deutsche Telekom AG, Registered§	461,490
1,745	Deutsche Wohnen SE§	87,314
3,473	Deutz AG*, §	20,219
821	Dialog Semiconductor Plc*, §	35,706
1,375	Duerr AG§	42,312
28,452	E.ON SE§	314,357
1,192	Eckert & Ziegler Strahlen- und Medizintechnik AG§	60,985
168	Elmos Semiconductor SE§	4,110
2,150	Evonik Industries AG§	55,700
334	Fielmann AG*, §	26,823
479	Fraport AG Frankfurt Airport Services Worldwide*, §	18,968
2,143	Freenet AG§	43,356
2,283	Fresenius Medical Care AG & Co. KGaA§	192,772
2,593	Fresenius SE & Co. KGaA§	118,032
305	FUCHS PETROLUB SE§	11,442
2,497	GEA Group AG§	88,019
620	Gerresheimer AG§	69,376
287	Gesco AG§	4,054
1,489	Grand City Properties SA§	35,981
336	Hannover Rueck SE§	52,087
243	Hapag-Lloyd AG#, §	13,142
417	HeidelbergCement AG§	25,579
6,593	Heidelberger Druckmaschinen AG*, §	4,359
524	Hella GmbH & Co. KGaA*, §	26,418

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Germany (Continued)
443	Henkel AG & Co. KGaA§	$41,495
160	HOCHTIEF AG§	12,456
461	Hornbach Holding AG & Co. KGaA§	53,808
1,048	HUGO BOSS AG§	26,244
38	Hypoport SE*, §	23,788
721	Indus Holding AG§	23,709
14,412	Infineon Technologies AG§	407,669
788	Jenoptik AG§	21,141
6,571	K+S AG, Registered§	45,275
578	KION Group AG§	49,639
2,961	Kloeckner & Co. SE*, §	18,936
434	Koenig & Bauer AG*, §	9,768
500	Krones AG§	31,052
730	LANXESS AG§	41,896
698	LEG Immobilien AG§	99,641
261	Merck KGaA§	38,112
4,159	METRO AG§	41,538
373	MTU Aero Engines AG§	62,037
600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	152,340
1,083	Nemetschek SE§	79,322
33	New Work SE§	10,067
1,039	Norma Group SE§	32,267
390	OHB SE*, §	17,626
471	PATRIZIA AG§	12,847
1,490	ProSiebenSat.1 Media SE*, §	19,572
656	Puma SE*, §	59,107
1,192	QIAGEN NV*, §	61,910
51	Rational AG§	39,997
824	Rheinmetall AG§	74,290
1,227	Rocket Internet SE*, #, §	26,850
641	RTL Group SA*, §	25,245
2,164	RWE AG§	81,131
959	S&T AG*, §	20,136
1,686	SAF-Holland SE*, §	13,618
523	Salzgitter AG*, §	8,632
2,279	SAP SE§	354,894
963	Scout24 AG#, §	84,054
2,133	Siemens AG, Registered§	269,709
1,066	Siemens Energy AG*	28,746
279	Siltronic AG§	25,043
185	Sixt SE*, §	16,743
435	Software AG§	21,451
638	Stabilus SA§	37,535
286	STRATEC SE§	41,712
324	Stroeer SE & Co. KGaA*, §	25,214
1,626	Suedzucker AG§	31,452
731	Symrise AG§	101,128
1,795	TAG Immobilien AG*, §	54,168
1,202	Takkt AG*, §	14,993
315	Talanx AG*, §	10,164
420	Technotrans SE*, §	9,464
5,253	Telefonica Deutschland Holding AG§	13,474
2,041	thyssenkrupp AG*, §	10,315
1,060	Uniper SE§	34,248

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Germany (Continued)
2,405	United Internet AG, Registered§	$92,029
542	Volkswagen AG*, §	94,748
4,022	Vonovia SE§	276,386
257	Vossloh AG*, §	10,184
236	Wacker Chemie AG§	22,926
904	Wacker Neuson SE*, §	18,480
209	Washtec AG*, §	9,090
767	Zeal Network SE§	36,553
		9,282,200
	Hong Kong—1.8%
60,200	AIA Group, Ltd.§	593,041
2,500	ASM Pacific Technology, Ltd.§	25,554
9,400	Bank of East Asia, Ltd. (The)§	17,330
2,700	BOC Aviation, Ltd.#, §	18,393
13,000	BOC Hong Kong Holdings, Ltd.§	34,486
10,000	Cafe de Coral Holdings, Ltd.§	21,137
26,181	Cathay Pacific Airways, Ltd.*, §	18,219
15,000	Chow Sang Sang Holdings International, Ltd.§	16,085
56,000	CITIC Telecom International Holdings, Ltd.§	17,867
6,500	CK Asset Holdings, Ltd.§	31,714
22,500	CK Hutchison Holdings, Ltd.§	136,415
2,000	CK Infrastructure Holdings, Ltd.§	9,359
8,500	CLP Holdings, Ltd.§	79,231
6,000	Dah Sing Banking Group, Ltd.§	5,200
4,800	Dah Sing Financial Holdings, Ltd.§	11,568
52,500	Esprit Holdings, Ltd.*, §	5,169
51,000	Far East Consortium International, Ltd.§	14,286
111,000	FIH Mobile, Ltd.*, §	15,826
58,000	First Pacific Co., Ltd.§	15,774
12,000	Galaxy Entertainment Group, Ltd.§	81,220
40,000	Giordano International, Ltd.§	6,973
7,000	Great Eagle Holdings, Ltd.§	15,994
142,000	Guotai Junan International Holdings, Ltd.§	18,994
108,000	Haitong International Securities Group, Ltd.§	26,108
4,000	Hang Lung Group, Ltd.§	9,116
6,000	Hang Lung Properties, Ltd.§	15,300
8,300	Hang Seng Bank, Ltd.§	123,205
5,500	Henderson Land Development Co., Ltd.§	20,290
7,500	HKBN, Ltd.§	14,285
19,200	HKR International, Ltd.§	7,721
42,000	HKT Trust & HKT, Ltd.§	55,644
41,055	Hong Kong & China Gas Co., Ltd.§	58,998
7,706	Hong Kong Exchanges & Clearing, Ltd.§	362,216
14,179	Hongkong & Shanghai Hotels, Ltd. (The)§	11,015
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.§	7,698
9,000	Hysan Development Co., Ltd.§	26,929
41,000	IGG, Inc.§	46,959
5,500	Johnson Electric Holdings, Ltd.§	11,977
7,000	Kerry Logistics Network, Ltd.§	12,687
6,000	Kerry Properties, Ltd.§	15,331
5,750	L'Occitane International SA§	10,044
38,400	Landing International Development, Ltd.*, §	1,174
15,500	Lifestyle International Holdings, Ltd.*, §	12,678

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Hong Kong (Continued)
6,000	Luk Fook Holdings International, Ltd.§	$14,564
51,600	Man Wah Holdings, Ltd.§	68,533
480,000	Mason Group Holdings, Ltd.*, §	1,873
11,000	Melco International Development, Ltd.§	19,462
4,185	MTR Corp., Ltd.§	20,769
10,000	NagaCorp, Ltd.§	11,945
17,000	New World Development Co., Ltd.§	82,761
44,000	NewOcean Energy Holdings, Ltd.*, §	3,926
17,000	NWS Holdings, Ltd.§	12,989
181,000	Pacific Basin Shipping, Ltd.§	27,889
7,128	Pacific Century Premium Developments, Ltd.*, §	1,875
29,000	Pacific Textiles Holdings, Ltd.§	13,484
66,000	PCCW, Ltd.§	39,445
5,500	Power Assets Holdings, Ltd.§	28,927
4,800	PRADA SpA*, §	18,736
63,195	Sa Sa International Holdings, Ltd.*, §	11,007
6,900	Samsonite International SA*, #, §	7,041
12,800	Sands China, Ltd.§	49,809
12,000	Shangri-La Asia, Ltd.*, §	9,860
100,000	Shun Tak Holdings, Ltd.§	32,253
138,000	Singamas Container Holdings, Ltd.§	5,551
8,000	Sino Land Co., Ltd.§	9,310
23,000	SITC International Holdings Co., Ltd.§	31,961
25,000	SJM Holdings, Ltd.§	29,524
13,500	SmarTone Telecommunications Holdings, Ltd.§	7,167
5,500	Sun Hung Kai Properties, Ltd.§	70,510
27,000	SUNeVision Holdings, Ltd.§	22,118
4,500	Swire Pacific, Ltd., Class A§	21,820
15,000	Swire Pacific, Ltd., Class B§	12,461
6,200	Swire Properties, Ltd.§	16,382
8,000	Techtronic Industries Co., Ltd.§	105,197
12,000	Television Broadcasts, Ltd.§	10,436
30,000	United Laboratories International Holdings, Ltd. (The)§	30,983
12,000	Vitasoy International Holdings, Ltd.§	46,595
1,300	VTech Holdings, Ltd.§	8,107
105,500	WH Group, Ltd.#, §	85,869
5,000	Wharf Real Estate Investment Co., Ltd.§	20,468
9,200	Wynn Macau, Ltd.*, §	14,727
34,000	Xinyi Glass Holdings, Ltd.§	68,791
14,500	Yue Yuen Industrial Holdings, Ltd.§	23,494
		3,177,829
	Ireland—0.6%
5,093	AIB Group Plc*, †, §	5,224
10,939	Bank of Ireland Group Plc*, §	20,269
10,801	Cairn Homes Plc*, §	9,978
3,828	CRH Plc†, §	138,233
6,965	CRH Plc, SP ADR	251,367
1,042	Flutter Entertainment Plc*, †, §	165,110
2,024	Glanbia Plc§	20,877
1,946	Irish Continental Group Plc†, §	7,092
526	Kerry Group Plc, Class A§	67,524
2,770	Kingspan Group Plc*, §	251,940

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Ireland (Continued)
4,774	Smurfit Kappa Group Plc§	$187,329
		1,124,943
	Israel—0.4%
734	Airport City, Ltd.*, §	7,652
568	Alony Hetz Properties & Investments, Ltd.§	5,570
2,317	Amot Investments, Ltd.§	10,576
9,376	Bank Hapoalim BM§	50,058
9,084	Bank Leumi Le-Israel BM§	39,964
25	Bayside Land Corp.§	14,421
22,557	Bezeq The Israeli Telecommunication Corp., Ltd.*, §	26,234
2,356	Cellcom Israel, Ltd.*, §	9,604
1,006	Clal Insurance Enterprises Holdings, Ltd.*, §	9,465
187	Elbit Systems, Ltd.†	22,496
58	Electra, Ltd.§	26,052
432	First International Bank of Israel, Ltd.§	8,958
501	Fox Wizel, Ltd.§	32,993
2,147	Harel Insurance Investments & Financial Services, Ltd.*, §	13,413
7,565	ICL Group, Ltd.§	26,706
275	IDI Insurance Co., Ltd. *, §	6,771
464	Isracard, Ltd.§	1,150
6,033	Israel Discount Bank, Ltd., Class A§	16,261
1,175	Matrix IT, Ltd.§	27,605
2,083	Maytronics, Ltd.§	32,000
1,106	Menora Mivtachim Holdings, Ltd. *, §	13,411
1,212	Mizrahi Tefahot Bank, Ltd.§	21,476
2,005	Naphtha Israel Petroleum Corp., Ltd.*, §	7,598
156	Nice, Ltd.*, §	35,348
324	Nice, Ltd., SP ADR*, †	73,558
417	Nova Measuring Instruments, Ltd.*, §	21,912
21,016	Oil Refineries, Ltd.§	3,743
2,397	Partner Communications Co., Ltd.*, §	9,382
134	Paz Oil Co., Ltd.§	10,522
403	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.§	27,722
6,488	Shikun & Binui, Ltd.*, §	28,940
700	Strauss Group, Ltd.§	20,072
1,314	Summit Real Estate Holdings, Ltd.§	11,353
3,070	Teva Pharmaceutical Industries, Ltd., SP ADR*	27,661
862	Tower Semiconductor, Ltd.*	15,706
		716,353
	Italy—1.8%
23,194	A2A SpA§	33,697
548	ACEA SpA§	11,527
1,290	Amplifon SpA*, §	46,069
6,692	Anima Holding SpA#, §	26,180
8,535	Assicurazioni Generali SpA§	120,202
2,754	Atlantia SpA*, †, §	43,187
5,171	Autogrill SpA*, §	23,308
1,709	Azimut Holding SpA§	30,861
2,332	Banca Farmafactoring SpA*, #, §	13,108
623	Banca Generali SpA*, §	18,929
1,606	Banca IFIS SpA*, §	15,460
9,396	Banca Popolare di Sondrio SCPA*, §	19,639

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Italy (Continued)
30,073	Banco BPM SpA*, §	$50,874
10,009	BPER Banca*, †, §	23,302
732	Brunello Cucinelli SpA*, †, §	22,326
1,230	Buzzi Unicem SpA§	28,611
3,016	Cairo Communication SpA*, §	4,500
1,300	Carel Industries SpA#, §	27,491
4,487	Cerved Group SpA*, §	32,051
27,159	CIR SpA-Compagnie Industriali*, §	12,457
12,944	CNH Industrial NV*, §	100,596
3,914	Credito Emiliano SpA*, §	18,261
2,482	Credito Valtellinese SpA*, †, §	23,616
253	DiaSorin SpA§	50,995
59,059	Enel SpA§	512,818
15,027	Eni SpA§	117,554
806	ERG SpA§	20,269
8,133	Falck Renewables SpA§	51,234
741	Ferrari NV§	135,637
22,449	Fiat Chrysler Automobiles NV*, §	274,828
18,781	Fincantieri SpA*, †, §	12,081
4,947	FinecoBank Banca Fineco SpA*, §	68,069
1,912	Freni Brembo SpA*, §	19,092
725	Gruppo MutuiOnline SpA§	20,135
6,924	Hera SpA§	25,596
192	IMA Industria Macchine Automatiche SpA*, §	15,145
1,991	Infrastrutture Wireless Italiane SpA#, §	22,078
1,134	Interpump Group SpA§	42,104
96,164	Intesa Sanpaolo SpA*, §	180,570
9,018	Iren SpA§	23,186
7,345	Italgas SpA§	46,385
2,260	Leonardo SpA§	13,215
7,518	Mediobanca Banca di Credito Finanziario SpA§	58,955
1,842	Moncler SpA*, §	75,445
7,618	OVS SpA*, #, †, §	8,780
1,752	Pirelli & C SpA*, #, §	7,504
2,693	Poste Italiane SpA#, §	23,855
442	Recordati Industria Chimica e Farmaceutica SpA§	22,613
5,199	Saipem SpA†, §	8,909
1,080	Salvatore Ferragamo SpA*, †, §	15,885
10,551	Saras SpA*, §	5,505
14,612	Snam SpA§	75,132
5,594	Societa Cattolica di Assicurazioni SC*, †, §	29,781
3,313	Tamburi Investment Partners SpA§	21,944
2,650	Technogym SpA*, #, §	22,682
151,273	Telecom Italia SpA§	60,531
29,205	Telecom Italia SpA§	11,831
1,807	Tenaris SA§	9,007
9,476	Terna Rete Elettrica Nazionale SpA§	66,391
7,682	UniCredit SpA*, §	63,351
15,391	Unipol Gruppo SpA*, §	67,239
9,399	UnipolSai Assicurazioni SpA†, §	24,515
		3,077,098
	Japan—17.3%
1,200	77 Bank, Ltd. (The)†, §	18,561

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
400	ABC-Mart, Inc.§	$20,821
1,500	ADEKA Corp.§	21,589
1,500	Advantest Corp.§	72,856
4,700	Aeon Co., Ltd.§	126,343
1,400	AEON Financial Service Co., Ltd.§	12,728
2,100	Aeon Mall Co., Ltd.§	29,520
2,100	AGC, Inc.§	61,502
700	Aica Kogyo Co., Ltd.†, §	24,863
2,900	Aida Engineering, Ltd.§	19,920
8,600	Aiful Corp.*, †, §	22,228
300	Ain Holdings, Inc.§	21,087
2,300	Air Water, Inc.§	31,114
1,600	Aisin Seiki Co., Ltd.§	51,157
2,900	Ajinomoto Co., Inc.§	59,617
1,200	Alconix Corp.§	17,361
800	Alfresa Holdings Corp.§	17,501
2,600	Alps Alpine Co., Ltd.§	35,033
2,700	Amada Co., Ltd.§	25,306
1,000	Amano Corp.§	23,292
700	ANA Holdings, Inc.*, §	16,218
1,500	Anritsu Corp.†, §	34,288
1,100	AOKI Holdings, Inc.†, §	5,509
900	Aoyama Trading Co., Ltd.†, §	4,729
700	Aozora Bank, Ltd.§	11,633
500	Arata Corp.§	24,951
2,000	Arcland Sakamoto Co., Ltd.§	41,072
1,000	Arcs Co., Ltd.§	25,718
1,400	Arisawa Manufacturing Co., Ltd.§	12,895
1,800	Asahi Diamond Industrial Co., Ltd.†, §	8,345
3,400	Asahi Group Holdings, Ltd.§	118,420
1,000	Asahi Holdings, Inc.§	32,472
1,600	Asahi Intecc Co., Ltd.§	50,259
15,000	Asahi Kasei Corp.§	130,941
10,900	Astellas Pharma, Inc.§	162,263
2,400	Atom Corp.†, §	19,672
1,600	Avex, Inc.§	14,934
800	Awa Bank, Ltd. (The)§	19,744
1,100	Azbil Corp.§	41,136
2,000	Bandai Namco Holdings, Inc.§	146,098
600	Bank of Kyoto, Ltd. (The)§	28,986
1,300	Bank of the Ryukyus, Ltd.§	11,278
1,300	Bell System24 Holdings, Inc.§	21,919
1,300	Belluna Co., Ltd.†, §	11,787
1,000	Benefit One, Inc.§	25,242
800	Benesse Holdings, Inc.§	20,541
1,500	Bic Camera, Inc.§	16,635
7,200	Bridgestone Corp.§	227,424
4,000	Broadleaf Co., Ltd.§	20,755
1,400	Brother Industries, Ltd.§	22,236
3,200	Bunka Shutter Co., Ltd.§	25,375
700	Calbee, Inc.§	23,077
900	Canon Electronics, Inc.§	12,590
4,600	Canon, Inc.§	76,350
1,200	Capcom Co., Ltd.§	67,110

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,600	Casio Computer Co., Ltd.†, §	$25,833
1,100	Central Glass Co., Ltd.§	22,802
900	Central Japan Railway Co.§	129,120
3,700	Chiba Bank, Ltd. (The)†, §	20,419
1,100	Chofu Seisakusho Co., Ltd.§	22,981
3,800	Chubu Electric Power Co., Inc.§	46,220
700	Chudenko Corp.§	15,269
1,200	Chugai Pharmaceutical Co., Ltd.§	53,849
1,700	Chugoku Electric Power Co., Inc. (The)†, §	21,284
2,300	Chugoku Marine Paints, Ltd.§	21,738
5,400	Citizen Watch Co., Ltd.†, §	15,141
3,900	CMK Corp.†, §	17,913
800	Coca-Cola Bottlers Japan Holdings, Inc.§	13,391
200	cocokara fine, Inc.§	12,933
1,000	Colowide Co., Ltd.†, §	17,016
900	COMSYS Holdings Corp.†, §	25,054
5,100	Concordia Financial Group, Ltd.†, §	17,778
2,000	Cosmo Energy Holdings Co., Ltd.§	28,623
1,900	Credit Saison Co., Ltd.§	20,165
900	CyberAgent, Inc.§	55,660
1,700	Dai Nippon Printing Co., Ltd.§	34,434
3,600	Dai-ichi Life Holdings, Inc.§	50,808
2,100	Daicel Corp.§	15,134
3,700	Daido Metal Co., Ltd.†, §	17,953
600	Daido Steel Co., Ltd.§	18,670
700	Daifuku Co., Ltd.§	70,455
1,000	Daihen Corp.§	40,489
700	Daiho Corp.§	19,955
600	Daiichikosho Co., Ltd.§	19,310
1,500	Daikin Industries, Ltd.§	276,586
1,400	Daikyonishikawa Corp.†, §	7,451
800	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.§	17,140
1,900	Daio Paper Corp.†, §	27,100
900	Daiseki Co., Ltd.§	22,437
400	Daishi Hokuetsu Financial Group, Inc.§	8,285
500	Daito Trust Construction Co., Ltd.§	44,331
5,300	Daiwa House Industry Co., Ltd.§	136,175
9,500	Daiwa Securities Group, Inc.†, §	39,874
500	Daiwabo Holdings Co., Ltd.§	32,287
2,200	DCM Holdings Co., Ltd.§	30,463
1,200	DeNA Co., Ltd.§	22,148
1,300	Denka Co., Ltd.§	39,566
3,100	Denso Corp.§	135,788
1,500	Dentsu Group, Inc.§	44,320
2,400	Dexerials Corp.§	25,333
1,200	DIC Corp.§	29,980
400	Digital Arts, Inc.†, §	32,801
1,800	DMG Mori Co., Ltd.§	24,985
1,100	Doutor Nichires Holdings Co., Ltd.§	16,736
1,100	Dowa Holdings Co., Ltd.§	32,339
600	DTS Corp.§	12,757
1,000	Duskin Co., Ltd.†, §	27,280
1,100	Eagle Industry Co., Ltd.§	8,295
1,900	East Japan Railway Co.§	117,074

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,100	Ebara Corp.§	$29,715
2,100	EDION Corp.†, §	21,970
300	Eisai Co., Ltd.§	27,375
600	Eizo Corp.§	23,360
900	Electric Power Development Co., Ltd.§	13,888
28,400	ENEOS Holdings, Inc.§	101,415
1,000	Exedy Corp.§	13,011
500	Ezaki Glico Co., Ltd.§	22,390
900	Fancl Corp.§	29,430
400	FANUC Corp.§	76,735
400	Fast Retailing Co., Ltd.§	250,984
1,100	FCC Co., Ltd.§	20,259
2,700	Ferrotec Holdings Corp.†, §	23,313
2,100	Financial Products Group Co., Ltd.†, §	10,662
900	Foster Electric Co., Ltd.§	9,665
800	FP Corp.§	33,685
1,100	Fudo Tetra Corp.§	15,930
1,600	Fuji Corp.§	31,681
1,400	Fuji Electric Co., Ltd.§	44,233
1,500	Fuji Media Holdings, Inc.§	14,478
700	Fuji Oil Holdings, Inc.§	22,118
700	Fuji Seal International, Inc.§	13,495
900	FUJIFILM Holdings Corp.§	44,348
7,900	Fujikura, Ltd.§	21,858
600	Fujitsu General, Ltd.§	17,397
2,800	Fujitsu, Ltd.§	383,405
1,000	Fukuoka Financial Group, Inc.§	16,836
600	Fukuyama Transporting Co., Ltd.§	29,294
900	Furukawa Co., Ltd.§	9,723
1,200	Furukawa Electric Co., Ltd.§	28,542
1,200	Furuno Electric Co., Ltd.§	11,395
800	Futaba Corp.§	7,141
500	Fuyo General Lease Co., Ltd.§	30,979
800	Geo Holdings Corp.§	12,680
1,000	Glory, Ltd.§	22,324
900	GMO internet, Inc.§	23,527
700	Goldcrest Co., Ltd.†, §	9,161
400	Goldwin, Inc.†, §	31,742
5,100	Gree, Inc.§	24,919
1,000	GS Yuasa Corp.§	17,265
4,900	Gunma Bank, Ltd. (The)§	16,342
600	Gunze, Ltd.§	22,406
900	H.U. Group Holdings, Inc.†, §	24,078
1,700	H2O Retailing Corp.†, §	11,070
5,000	Hachijuni Bank, Ltd. (The)§	19,671
2,400	Hakuhodo DY Holdings, Inc.§	31,014
500	Hamamatsu Photonics KK§	25,194
2,200	Hankyu Hanshin Holdings, Inc.§	70,773
800	Hanwa Co., Ltd.§	15,973
400	Harmonic Drive Systems, Inc.†, §	25,739
5,200	Haseko Corp.§	68,374
3,500	Hazama Ando Corp.§	24,182
1,200	Heiwa Corp.†, §	19,741
600	Heiwa Real Estate Co., Ltd.§	16,557

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
900	Heiwado Co., Ltd.§	$19,393
200	Hikari Tsushin, Inc.§	47,660
3,100	Hiroshima Bank, Ltd. (The)*, †	17,636
900	HIS Co., Ltd.†, §	15,919
400	Hisamitsu Pharmaceutical Co., Inc.§	20,421
1,000	Hitachi Capital Corp.†, §	23,503
1,900	Hitachi Construction Machinery Co., Ltd.†, §	68,806
2,000	Hitachi Metals, Ltd.§	30,745
6,400	Hitachi Zosen Corp.§	27,037
9,500	Hitachi, Ltd.§	321,002
400	Hogy Medical Co., Ltd.§	13,770
2,900	Hokkaido Electric Power Co., Inc.§	12,392
700	Hokkoku Bank, Ltd. (The)§	20,569
3,000	Hokuetsu Corp.§	10,302
1,800	Hokuhoku Financial Group, Inc.§	18,132
2,300	Hokuriku Electric Power Co.†, §	17,267
1,200	Hokuto Corp.§	25,580
11,600	Honda Motor Co., Ltd.§	273,691
500	Horiba, Ltd.§	26,131
3,100	Hosiden Corp.§	27,943
600	House Foods Group, Inc.§	21,350
2,400	Hoya Corp.§	270,527
2,300	Hulic Co., Ltd.§	21,573
3,000	Hyakugo Bank, Ltd. (The)§	9,391
1,400	Ibiden Co., Ltd.§	47,406
6,700	Ichigo, Inc.§	19,500
600	Idec Corp.†, §	10,889
2,300	Idemitsu Kosan Co., Ltd.†, §	49,003
2,200	IHI Corp.§	29,395
1,100	Iida Group Holdings Co., Ltd.§	22,240
900	Inabata & Co., Ltd.§	11,437
4,200	Infomart Corp.§	37,237
10,600	Inpex Corp.§	56,707
1,000	Internet Initiative Japan, Inc.§	45,028
1,900	Isetan Mitsukoshi Holdings, Ltd.†, §	10,078
1,600	Ishihara Sangyo Kaisha, Ltd.§	10,993
1,500	Isuzu Motors, Ltd.§	13,141
500	Ito En, Ltd.§	35,672
2,500	ITOCHU Corp.†, §	63,927
3,400	Itoham Yonekyu Holdings, Inc.§	24,352
700	Iwatani Corp.§	26,229
4,100	Iyo Bank, Ltd. (The)†, §	27,165
500	Izumi Co., Ltd.§	18,221
2,300	J Trust Co., Ltd.†, §	5,310
1,600	J. Front Retailing Co., Ltd.§	11,567
1,300	Jaccs Co., Ltd.§	21,066
700	Jafco Co., Ltd.§	29,487
1,400	Japan Airlines Co., Ltd.*, §	26,281
1,800	Japan Aviation Electronics Industry, Ltd.§	24,799
3,600	Japan Exchange Group, Inc.§	100,744
1,500	Japan Lifeline Co., Ltd.§	19,933
1,100	Japan Petroleum Exploration Co., Ltd.†, §	17,097
4,300	Japan Post Holdings Co., Ltd.§	29,330
1,000	Japan Post Insurance Co., Ltd.§	15,734

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
600	Japan Pulp & Paper Co., Ltd.§	$21,329
3,000	Japan Securities Finance Co., Ltd.§	14,573
1,300	Japan Steel Works, Ltd. (The)†, §	22,829
10,300	Japan Tobacco, Inc.§	188,086
1,700	Japan Wool Textile Co., Ltd. (The)§	16,405
3,600	JFE Holdings, Inc.*, §	25,178
1,500	JGC Holding Corp.§	15,580
400	JINS Holdings, Inc.§	31,484
600	Joshin Denki Co., Ltd.§	14,948
700	JSR Corp.†, §	16,603
3,800	JTEKT Corp.§	29,781
800	Juroku Bank, Ltd. (The)§	15,241
8,900	JVCKenwood Corp.§	12,382
2,200	K's Holdings Corp.§	29,703
1,900	Kadokawa Corp.†, §	50,256
800	Kaga Electronics Co., Ltd.§	17,018
800	Kagome Co., Ltd.§	27,976
4,900	Kajima Corp.§	58,689
1,100	Kakaku.com, Inc.†, §	29,081
500	Kaken Pharmaceutical Co., Ltd.§	22,959
1,000	Kamigumi Co., Ltd.§	19,688
1,300	Kanamoto Co., Ltd.§	29,588
2,200	Kandenko Co., Ltd.§	17,978
600	Kaneka Corp.§	16,847
1,700	Kanematsu Corp.§	20,813
4,400	Kansai Electric Power Co., Inc. (The)§	42,652
1,200	Kansai Paint Co., Ltd.†, §	29,806
3,100	Kao Corp.§	232,624
400	Kato Sangyo Co., Ltd.§	14,344
300	KAWADA TECHNOLOGIES, Inc.§	13,811
2,100	Kawasaki Heavy Industries, Ltd.*, †, §	28,421
1,600	Kawasaki Kisen Kaisha, Ltd.*, †, §	17,853
15,300	KDDI Corp.§	387,028
1,200	Keihan Holdings Co., Ltd.§	49,767
1,300	Keihin Corp.*, §	31,953
1,500	Keikyu Corp.†, §	23,040
700	Keio Corp.§	43,287
200	Keisei Electric Railway Co., Ltd.§	5,654
2,500	Keiyo Bank, Ltd. (The)§	11,563
4,600	Kenedix, Inc.§	24,260
900	Kewpie Corp.§	18,533
200	Keyence Corp.§	93,209
1,100	KH Neochem Co., Ltd.§	25,829
400	Kikkoman Corp.§	22,198
900	Kintetsu Group Holdings Co., Ltd.§	38,394
1,700	Kintetsu World Express, Inc.§	36,031
5,200	Kirin Holdings Co., Ltd.§	97,666
800	Kissei Pharmaceutical Co., Ltd.§	18,060
1,500	Kito Corp.†, §	17,627
2,600	Kitz Corp.§	14,775
1,600	Kiyo Bank, Ltd. (The)§	24,761
1,900	Koa Corp.§	20,493
900	Kobe Bussan Co., Ltd.§	49,485
4,400	Kobe Steel, Ltd.*, §	16,754

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
900	Kohnan Shoji Co., Ltd.§	$35,031
1,500	Koito Manufacturing Co., Ltd.§	76,470
1,500	Kokuyo Co., Ltd.§	18,832
11,000	Komatsu, Ltd.§	242,161
1,100	KOMEDA Holdings Co., Ltd.§	20,552
1,000	Komeri Co., Ltd.§	31,588
1,400	Komori Corp.†, §	9,812
700	Konami Holdings Corp.†, §	30,342
6,900	Konica Minolta, Inc.†, §	19,497
1,200	Konoike Transport Co., Ltd.†, §	13,149
300	Kose Corp.§	36,681
3,200	Kubota Corp.§	57,244
400	Kumagai Gumi Co., Ltd.§	10,291
2,700	Kuraray Co., Ltd.§	26,222
400	Kureha Corp.§	17,342
700	Kurita Water Industries, Ltd.§	23,103
1,100	KYB Corp.*, §	22,770
1,100	Kyocera Corp.§	62,852
1,500	Kyoei Steel, Ltd.§	19,260
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.†, §	22,601
500	KYORIN Holdings, Inc.†, §	10,135
500	Kyoritsu Maintenance Co., Ltd.§	18,599
1,000	Kyowa Exeo Corp.†, §	26,096
600	Kyudenko Corp.§	17,319
2,400	Kyushu Electric Power Co., Inc.§	21,799
5,000	Kyushu Financial Group, Inc.†, §	23,476
1,200	Kyushu Railway Co.§	25,635
600	Lasertec Corp.§	49,622
400	Lawson, Inc.§	19,056
1,000	Lintec Corp.§	23,277
1,100	Lion Corp.§	22,622
2,600	LIXIL Group Corp.§	52,277
3,900	M3, Inc.§	242,158
700	Mabuchi Motor Co., Ltd.§	27,105
1,300	Macnica Fuji Electronics Holdings, Inc.§	23,823
900	Macromill, Inc.§	6,524
3,800	Maeda Corp.§	27,736
800	Maeda Kosen Co., Ltd.§	20,767
400	Maeda Road Construction Co., Ltd.§	7,310
600	Makino Milling Machine Co., Ltd.§	21,044
900	Makita Corp.§	42,928
6,900	Marubeni Corp.†, §	39,148
800	Marudai Food Co., Ltd.§	13,224
700	Maruha Nichiro Corp.§	16,072
2,200	Marui Group Co., Ltd.†, §	42,203
700	Maruichi Steel Tube, Ltd.§	17,507
2,200	Marusan Securities Co., Ltd.†, §	9,420
700	Matsumotokiyoshi Holdings Co., Ltd.§	25,537
1,700	Maxell Holdings, Ltd.*, §	17,618
6,700	Mazda Motor Corp.†, §	39,178
500	McDonald's Holdings Co. Japan, Ltd.§	24,323
9,000	Mebuki Financial Group, Inc.§	20,420
1,000	Medipal Holdings Corp.§	20,024
1,000	Megachips Corp.§	27,401

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,000	Megmilk Snow Brand Co., Ltd.§	$24,201
1,700	Meidensha Corp.§	26,110
700	MEIJI Holdings Co., Ltd.§	53,483
1,200	Meiko Electronics Co., Ltd.†, §	20,026
500	Meitec Corp.§	25,481
600	Milbon Co., Ltd.§	32,043
1,200	Mimasu Semiconductor Industry Co., Ltd.§	27,588
2,200	MINEBEA MITSUMI, Inc.§	41,508
1,600	Mirait Holdings Corp.†, §	24,418
1,000	MISUMI Group, Inc.†, §	27,949
15,300	Mitsubishi Chemical Holdings Corp.§	88,337
3,600	Mitsubishi Corp.§	86,124
13,000	Mitsubishi Electric Corp.§	175,510
4,500	Mitsubishi Estate Co., Ltd.§	68,013
1,700	Mitsubishi Gas Chemical Co., Inc.§	31,539
1,000	Mitsubishi Heavy Industries, Ltd.§	22,211
900	Mitsubishi Logistics Corp.§	25,496
1,000	Mitsubishi Materials Corp.§	19,743
5,200	Mitsubishi Motors Corp.*, †, §	11,478
43,600	Mitsubishi UFJ Financial Group, Inc.§	173,023
8,700	Mitsubishi UFJ Lease & Finance Co., Ltd.†, §	40,238
4,900	Mitsui & Co., Ltd.§	84,169
2,500	Mitsui Chemicals, Inc.§	60,477
2,100	Mitsui E&S Holdings Co., Ltd.*, §	7,562
2,000	Mitsui Fudosan Co., Ltd.§	34,836
1,900	Mitsui Mining & Smelting Co., Ltd.§	46,179
1,900	Mitsui OSK Lines, Ltd.§	37,342
800	Mitsui-Soko Holdings Co., Ltd.§	13,940
300	Miura Co., Ltd.§	14,669
1,000	Mixi, Inc.†, §	27,265
700	Miyazaki Bank, Ltd. (The)§	15,992
8,490	Mizuho Financial Group, Inc.†, §	106,053
1,000	Mizuho Leasing Co., Ltd.§	25,722
300	Mochida Pharmaceutical Co., Ltd.§	11,857
400	Modec, Inc.§	6,229
7,000	Monex Group, Inc.§	17,669
300	Monogatari Corp. (The)§	29,579
1,100	MonotaRO Co., Ltd.§	54,785
700	Morinaga Milk Industry Co., Ltd.§	37,001
1,800	MS&AD Insurance Group Holdings, Inc.§	48,753
4,200	Murata Manufacturing Co., Ltd.§	270,992
2,000	Musashi Seimitsu Industry Co., Ltd.§	21,063
1,000	Musashino Bank, Ltd. (The)†, §	14,902
1,200	Nabtesco Corp.§	43,723
600	Nachi-Fujikoshi Corp.§	21,123
1,500	Nagase & Co., Ltd.§	20,983
1,300	Nagoya Railroad Co., Ltd.§	35,623
1,200	Nankai Electric Railway Co., Ltd.§	26,604
800	Nanto Bank, Ltd. (The)§	14,807
2,600	NEC Corp.§	152,193
1,100	NET One Systems Co., Ltd.§	50,157
800	Nexon Co., Ltd.§	19,868
2,000	NGK Insulators, Ltd.§	28,536
2,500	NGK Spark Plug Co., Ltd.§	43,614

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
700	NH Foods, Ltd.§	$31,239
2,400	NHK Spring Co., Ltd.§	15,361
1,300	Nichi-iko Pharmaceutical Co., Ltd.†, §	14,896
1,200	Nichias Corp.§	28,380
2,800	Nichicon Corp.§	21,423
800	Nichirei Corp.§	21,202
1,600	Nifco, Inc.§	43,635
700	Nihon Kohden Corp.§	23,023
1,000	Nihon M&A Center, Inc.§	57,041
1,800	Nihon Parkerizing Co., Ltd.§	17,641
900	Nihon Unisys, Ltd.†, §	28,262
1,700	Nikkiso Co., Ltd.§	17,255
1,300	Nikkon Holdings Co., Ltd.†, §	28,190
3,000	Nikon Corp.†, §	20,270
200	Nintendo Co., Ltd.§	113,696
1,200	Nippo Corp.§	33,122
600	Nippon Carbon Co., Ltd.§	21,215
1,500	Nippon Chemi-Con Corp.*, §	20,147
700	Nippon Densetsu Kogyo Co., Ltd.§	14,680
900	Nippon Electric Glass Co., Ltd.§	16,803
1,200	Nippon Express Co., Ltd.§	69,856
900	Nippon Flour Mills Co., Ltd.§	14,822
600	Nippon Gas Co., Ltd.§	30,317
1,520	Nippon Light Metal Holdings Co., Ltd.§	24,063
1,200	Nippon Paper Industries Co., Ltd.†, §	14,880
1,200	Nippon Seiki Co., Ltd.§	13,150
2,600	Nippon Sheet Glass Co., Ltd.*, †, §	9,445
300	Nippon Shinyaku Co., Ltd.§	24,734
400	Nippon Shokubai Co., Ltd.§	21,348
2,600	Nippon Signal Co., Ltd.†, §	25,633
900	Nippon Soda Co., Ltd.§	25,747
5,500	Nippon Steel Corp.*, §	51,948
500	Nippon Steel Trading Corp.§	14,262
3,600	Nippon Suisan Kaisha, Ltd.§	15,319
8,000	Nippon Telegraph & Telephone Corp.§	163,672
4,900	Nippon Thompson Co., Ltd.†, §	17,386
530	Nippon Yakin Kogyo Co., Ltd.§	7,836
1,800	Nippon Yusen KK§	31,205
2,200	Nipro Corp.§	25,632
2,000	Nishi-Nippon Financial Holdings, Inc.§	13,984
900	Nishi-Nippon Railroad Co., Ltd.§	26,056
1,000	Nishimatsu Construction Co., Ltd.§	19,863
700	Nishio Rent All Co., Ltd.§	14,844
800	Nissan Chemical Corp.†, §	42,675
17,400	Nissan Motor Co., Ltd.*, §	61,843
2,700	Nissan Shatai Co., Ltd.§	23,622
1,100	Nissha Co., Ltd.§	13,747
800	Nisshin Oillio Group, Ltd. (The)§	24,142
5,700	Nisshinbo Holdings, Inc.§	38,908
400	Nissin Foods Holdings Co., Ltd.†, §	37,600
1,600	Nissin Kogyo Co., Ltd.§	34,043
500	Nitori Holdings Co., Ltd.§	103,995
1,400	Nitto Denko Corp.§	91,272
700	Nitto Kogyo Corp.†, §	13,873

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
500	Noevir Holdings Co., Ltd.†, §	$23,391
700	NOF Corp.§	27,631
1,100	Nojima Corp.§	29,639
1,500	NOK Corp.§	15,618
1,800	Nomura Co., Ltd.§	13,361
9,400	Nomura Holdings, Inc.§	42,880
1,100	Nomura Real Estate Holdings, Inc.§	20,922
1,500	Nomura Research Institute, Ltd.§	44,085
300	Noritake Co., Ltd.§	9,427
700	Noritsu Koki Co., Ltd.†, §	10,800
1,100	Noritz Corp.§	15,895
7,800	North Pacific Bank, Ltd.§	17,003
800	NSD Co., Ltd.†, §	15,655
2,900	NSK, Ltd.§	22,197
10,800	NTN Corp.*, §	20,339
5,900	NTT Data Corp.§	75,634
11,900	NTT DOCOMO, Inc.§	441,306
600	Obara Group, Inc.§	20,170
6,000	Obayashi Corp.§	54,378
2,100	Odakyu Electric Railway Co., Ltd.†, §	52,835
1,100	Ogaki Kyoritsu Bank, Ltd. (The)§	24,906
12,000	Oji Holdings Corp.§	55,072
1,000	Okamura Corp.§	7,057
4,600	Okasan Securities Group, Inc.§	15,157
1,800	Oki Electric Industry Co., Ltd.§	19,380
1,155	Okinawa Electric Power Co., Inc. (The)†, §	18,128
500	OKUMA Corp.§	23,492
700	Okumura Corp.§	17,533
9,200	Olympus Corp.§	190,966
500	Omron Corp.§	38,947
3,700	Onward Holdings Co., Ltd.§	9,602
1,200	Open House Co., Ltd.§	43,343
200	Oracle Corp. Japan§	21,684
8,100	Orient Corp.§	8,725
11,000	ORIX Corp.§	136,944
2,000	Osaka Gas Co., Ltd.§	38,966
1,100	OSG Corp.†, §	17,624
700	Otsuka Corp.§	35,823
200	Otsuka Holdings Co., Ltd.§	8,482
1,900	Outsourcing, Inc.§	17,618
1,600	Pacific Industrial Co., Ltd.§	14,675
900	Pacific Metals Co., Ltd.§	13,449
3,600	Pan Pacific International Holdings Corp.§	83,862
31,300	Panasonic Corp.§	265,137
1,500	Park24 Co., Ltd.§	24,215
3,900	Penta-Ocean Construction Co., Ltd.§	25,613
800	PeptiDream, Inc.*, §	37,589
1,300	Persol Holdings Co., Ltd.§	21,145
1,000	Pigeon Corp.§	44,677
500	Pilot Corp.§	14,682
1,100	Piolax, Inc.§	16,329
2,500	Press Kogyo Co., Ltd.§	7,100
1,600	Pressance Corp.§	21,192
1,100	Prima Meat Packers, Ltd.§	33,853

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,300	Qol Holdings Co., Ltd.§	$14,973
1,600	Raito Kogyo Co., Ltd.§	23,947
7,700	Recruit Holdings Co., Ltd.§	305,516
900	Relo Group, Inc.§	21,573
11,000	Renesas Electronics Corp.*, §	80,567
2,800	Rengo Co., Ltd.§	21,140
4,900	Resona Holdings, Inc.§	16,699
1,100	Resorttrust, Inc.§	16,788
5,100	Ricoh Co., Ltd.†, §	34,381
400	Ricoh Leasing Co., Ltd.§	10,818
400	Rinnai Corp.§	39,079
4,000	Riso Kyoiku Co., Ltd.†, §	10,961
100	Rohm Co., Ltd.§	7,721
1,100	Round One Corp.†, §	8,874
900	Royal Holdings Co., Ltd.§	15,573
500	Ryobi, Ltd.§	5,619
2,000	Ryohin Keikaku Co., Ltd.§	33,221
200	Ryosan Co., Ltd.†, §	4,005
600	S Foods, Inc.§	16,708
800	Saizeriya Co., Ltd.*, †, §	16,290
1,300	Sakata INX Corp.§	13,063
2,700	Sala Corp.§	15,225
1,800	SAMTY Co., Ltd.†, §	27,062
2,100	San-Ai Oil Co., Ltd.†, §	20,027
3,000	San-In Godo Bank, Ltd. (The)§	16,133
1,200	Sangetsu Corp.§	18,449
1,200	Sanken Electric Co., Ltd.§	28,069
1,300	Sanki Engineering Co., Ltd.§	14,210
600	Sankyo Co., Ltd.§	15,726
500	Sankyu, Inc.§	19,712
2,200	Santen Pharmaceutical Co., Ltd.§	45,111
2,300	Sanwa Holdings Corp.§	24,399
500	Sanyo Chemical Industries, Ltd.§	23,287
300	Sanyo Denki Co., Ltd.§	13,723
1,200	Sapporo Holdings, Ltd.§	21,582
900	Sato Holdings Corp.§	19,155
400	Sawai Pharmaceutical Co., Ltd.§	20,193
1,000	SBI Holdings, Inc.§	25,876
300	SCREEN Holdings Co., Ltd.§	15,963
200	SCSK Corp.§	11,190
400	Secom Co., Ltd.§	36,550
2,100	Sega Sammy Holdings, Inc.§	25,543
3,000	Seibu Holdings, Inc.§	32,270
1,000	Seikagaku Corp.†, §	10,531
4,500	Seiko Epson Corp.†, §	51,731
700	Seiko Holdings Corp.§	9,451
1,600	Seino Holdings Co., Ltd.§	23,214
1,400	Seiren Co., Ltd.§	20,619
6,200	Sekisui Chemical Co., Ltd.§	99,111
3,700	Sekisui House, Ltd.§	65,437
8,500	Senshu Ikeda Holdings, Inc.§	14,211
600	Seria Co., Ltd.§	25,565
5,900	Seven & i Holdings Co., Ltd.§	182,387
7,000	Seven Bank, Ltd.†, §	16,972

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,900	Sharp Corp.§	$23,540
1,100	Shibaura Machine Co., Ltd.§	22,840
600	Shibuya Corp.§	20,691
1,000	Shiga Bank, Ltd. (The)§	23,453
1,700	Shikoku Electric Power Co., Inc.†, §	12,979
900	Shima Seiki Manufacturing, Ltd.†, §	14,207
1,300	Shimachu Co., Ltd.†, §	44,113
1,000	Shimadzu Corp.§	30,507
300	Shimamura Co., Ltd.§	29,326
100	Shimano, Inc.§	19,688
3,500	Shimizu Corp.§	26,247
1,400	Shin-Etsu Chemical Co., Ltd.§	182,731
2,000	Shin-Etsu Polymer Co., Ltd.†, §	17,042
1,900	Shinko Electric Industries Co., Ltd.§	33,230
1,700	Shinmaywa Industries, Ltd.§	14,641
1,800	Shinsei Bank, Ltd.§	22,303
800	Shionogi & Co., Ltd.§	42,801
600	Ship Healthcare Holdings, Inc.§	29,362
2,600	Shiseido Co., Ltd.§	149,189
2,200	Shizuoka Bank, Ltd. (The)§	15,216
2,800	Shizuoka Gas Co., Ltd.§	24,862
1,000	Showa Corp.*, §	21,742
2,700	Showa Denko KK§	49,489
1,000	Siix Corp.§	11,750
1,100	Sinfonia Technology Co., Ltd.§	12,560
3,900	SKY Perfect JSAT Holdings, Inc.§	17,075
2,600	Skylark Holdings Co., Ltd.§	37,107
100	SMC Corp.§	55,656
1,300	SMS Co., Ltd.§	37,844
2,700	Sodick Co., Ltd.†, §	18,985
15,400	SoftBank Group Corp.§	950,908
500	Sohgo Security Services Co., Ltd.§	23,825
7,800	Sojitz Corp.†, §	17,692
1,400	Sompo Holdings, Inc.§	48,493
10,500	Sony Corp.§	803,092
800	Sotetsu Holdings, Inc.§	21,583
400	Square Enix Holdings Co., Ltd.§	26,594
400	Stanley Electric Co., Ltd.§	11,478
1,600	Star Micronics Co., Ltd.§	21,221
800	Starts Corp., Inc.§	17,566
4,600	Subaru Corp.§	89,298
3,600	SUMCO Corp.§	50,633
13,500	Sumitomo Chemical Co., Ltd.§	44,701
3,800	Sumitomo Corp.†, §	45,565
1,500	Sumitomo Dainippon Pharma Co., Ltd.†, §	19,752
5,300	Sumitomo Electric Industries, Ltd.§	59,555
1,600	Sumitomo Forestry Co., Ltd.§	25,513
1,700	Sumitomo Heavy Industries, Ltd.§	39,549
1,100	Sumitomo Metal Mining Co., Ltd.§	34,052
3,600	Sumitomo Mitsui Construction Co., Ltd.§	14,606
4,200	Sumitomo Mitsui Financial Group, Inc.§	116,870
1,200	Sumitomo Mitsui Trust Holdings, Inc.§	31,931
900	Sumitomo Osaka Cement Co., Ltd.§	29,095
1,700	Sumitomo Realty & Development Co., Ltd.§	50,295

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
3,700	Sumitomo Rubber Industries, Ltd.§	$34,322
400	Sumitomo Seika Chemicals Co., Ltd.§	12,998
900	Sumitomo Warehouse Co., Ltd. (The)§	11,398
2,600	Sun Frontier Fudousan Co., Ltd.§	21,779
700	Sundrug Co., Ltd.§	26,355
1,100	Suntory Beverage & Food, Ltd.§	41,344
1,600	Sushiro Global Holdings, Ltd.§	40,388
400	Suzuken Co., Ltd.§	15,246
3,200	Suzuki Motor Corp.§	137,061
1,200	Sysmex Corp.§	114,521
1,700	Systena Corp.†, §	29,659
800	T Hasegawa Co., Ltd.§	16,065
2,400	T&D Holdings, Inc.§	23,735
700	Tachi-S Co., Ltd.†, §	6,470
2,200	Tadano, Ltd.§	18,137
1,800	Taiheiyo Cement Corp.§	45,939
3,200	Taisei Corp.§	107,826
200	Taisho Pharmaceutical Holdings Co., Ltd.§	13,190
1,200	Taiyo Nippon Sanso Corp.†, §	18,549
1,600	Taiyo Yuden Co., Ltd.†, §	50,305
1,600	Takashimaya Co., Ltd.†, §	12,672
4,600	Takeda Pharmaceutical Co., Ltd.§	163,861
1,200	Takeuchi Manufacturing Co., Ltd.§	23,804
2,100	Tamura Corp.§	10,667
2,100	TDK Corp.§	229,643
600	TechnoPro Holdings, Inc.§	37,103
4,200	Teijin, Ltd.§	65,120
400	Tekken Corp.§	7,996
4,200	Terumo Corp.§	167,334
1,600	THK Co., Ltd.§	40,142
1,200	TIS, Inc.§	25,505
3,100	Toagosei Co., Ltd.§	33,318
1,500	Tobu Railway Co., Ltd.§	46,331
2,200	Tocalo Co., Ltd.†, §	23,149
3,500	Toda Corp.§	23,989
200	Toei Co., Ltd.§	33,224
600	Toho Co., Ltd§	24,732
500	Toho Gas Co., Ltd.§	24,788
1,500	Toho Holdings Co., Ltd.§	32,294
900	Toho Zinc Co., Ltd.*, §	17,269
3,300	Tohoku Electric Power Co., Inc.§	33,067
3,600	Tokai Carbon Co., Ltd.†, §	38,460
1,300	Tokai Rika Co., Ltd.†, §	19,386
4,800	Tokai Tokyo Financial Holdings, Inc.§	12,454
200	Token Corp.§	14,756
1,600	Tokio Marine Holdings, Inc.§	70,067
1,100	Tokuyama Corp.§	26,498
1,300	Tokyo Broadcasting System Holdings, Inc.§	22,355
700	Tokyo Century Corp.†, §	38,093
1,500	Tokyo Dome Corp.†, §	10,800
9,100	Tokyo Electric Power Co. Holdings, Inc.*, §	25,019
1,100	Tokyo Electron, Ltd.§	287,902
2,400	Tokyo Gas Co., Ltd.§	54,831
1,400	Tokyo Kiraboshi Financial Group, Inc.§	15,069

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
500	Tokyo Ohka Kogyo Co., Ltd.§	$25,856
800	Tokyo Seimitsu Co., Ltd.§	25,406
2,000	Tokyo Steel Manufacturing Co., Ltd.†, §	13,621
2,700	Tokyo Tatemono Co., Ltd.§	33,046
1,700	Tokyu Construction Co., Ltd.§	7,410
1,600	Tokyu Corp.§	20,767
6,100	Tokyu Fudosan Holdings Corp.§	26,262
5,300	TOMONY Holdings, Inc.§	17,142
1,900	Tomy Co., Ltd.§	16,363
1,500	Topcon Corp.§	13,722
2,600	Toppan Forms Co., Ltd.§	24,748
1,500	Toppan Printing Co., Ltd.§	21,127
1,100	Topre Corp.†, §	11,840
500	Topy Industries, Ltd.*, §	5,440
16,200	Toray Industries, Inc.§	74,081
900	Torii Pharmaceutical Co., Ltd.§	25,647
1,300	Tosei Corp.§	12,127
1,200	Toshiba Corp.§	30,545
6,500	Tosoh Corp.§	105,684
600	TOTO, Ltd.§	27,529
900	Towa Pharmaceutical Co., Ltd.†, §	18,085
3,100	Toyo Construction Co., Ltd.§	12,073
500	Toyo Ink SC Holdings Co., Ltd.§	9,568
1,000	Toyo Seikan Group Holdings, Ltd.§	9,953
1,600	Toyo Tire Corp.§	25,849
2,500	Toyobo Co., Ltd.§	34,443
1,200	Toyoda Gosei Co., Ltd.§	27,504
700	Toyota Industries Corp.§	44,263
22,300	Toyota Motor Corp.§	1,474,912
1,400	Toyota Tsusho Corp.§	39,099
600	TPR Co., Ltd.§	7,294
1,200	Trend Micro, Inc.§	73,221
300	Trusco Nakayama Corp.§	7,583
800	TS Tech Co., Ltd.§	22,621
600	Tsubakimoto Chain Co.§	14,115
2,600	Tsugami Corp.§	30,433
700	Tsumura & Co.§	21,938
700	TV Asahi Holdings Corp.§	11,102
1,000	UACJ Corp.§	16,470
2,000	Ube Industries, Ltd.§	33,759
900	Ulvac, Inc.§	32,651
900	Unicharm Corp.§	40,207
800	Unipres Corp.§	6,531
800	United Arrows, Ltd.†, §	11,641
1,100	United Super Markets Holdings, Inc.§	13,273
2,000	Ushio, Inc.§	25,530
1,300	USS Co., Ltd.§	23,254
400	V Technology Co., Ltd.†, §	16,820
1,200	Valor Holdings Co., Ltd.§	33,133
1,000	Valqua, Ltd.§	18,044
1,400	Vital KSK Holdings, Inc.§	14,515
800	Wacoal Holdings Corp.§	15,132
2,000	Wakita & Co., Ltd.§	19,939
800	Welcia Holdings Co., Ltd.§	35,173

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,000	West Japan Railway Co.§	$49,426
1,000	Xebio Holdings Co., Ltd.§	7,227
400	Yakult Honsha Co., Ltd.§	22,193
4,400	Yamada Denki Co., Ltd.§	21,940
2,100	Yamaguchi Financial Group, Inc.†, §	13,694
500	Yamaha Corp.§	23,933
5,600	Yamaha Motor Co., Ltd.§	81,427
2,400	Yamato Holdings Co., Ltd.§	63,175
900	Yamato Kogyo Co., Ltd.†, §	22,039
1,200	Yamazaki Baking Co., Ltd.§	20,959
400	Yaoko Co., Ltd.†, §	29,805
1,400	Yaskawa Electric Corp.§	54,672
1,200	Yellow Hat, Ltd.§	20,069
600	Yokogawa Bridge Holdings Corp.§	11,108
1,200	Yokogawa Electric Corp.§	19,064
2,500	Yokohama Reito Co., Ltd.†, §	21,709
2,100	Yokohama Rubber Co., Ltd. (The)§	29,889
1,400	Yoshinoya Holdings Co., Ltd.§	26,227
19,800	Z Holdings Corp.§	132,287
700	Zenkoku Hosho Co., Ltd.§	27,561
900	Zensho Holdings Co., Ltd.†, §	21,239
2,300	Zeon Corp.§	24,206
600	ZOZO, Inc.†, §	16,734
		30,604,579
	Netherlands—2.4%
1,275	Aalberts NV§	46,044
1,069	ABN AMRO Bank NV, CVA#, §	8,939
722	Accell Group NV*, §	20,010
31	Adyen NV*, #, §	57,129
13,837	Aegon NV§	35,936
1,266	Akzo Nobel NV§	128,214
5,987	Altice Europe NV*, §	28,673
580	AMG Advanced Metallurgical Group NV†, §	9,597
576	Amsterdam Commodities NV§	12,600
1,679	APERAM SA§	47,301
2,059	Arcadis NV*, †, §	44,599
8,063	ArcelorMittal SA*, §	107,528
802	ASM International NV§	114,958
2,066	ASML Holding NV§	761,806
2,865	ASR Nederland NV§	96,359
1,377	Basic-Fit NV*, #, §	32,842
1,008	BE Semiconductor Industries NV§	43,216
1,770	Boskalis Westminster*, †, §	35,199
954	Coca-Cola European Partners Plc§	37,519
1,543	Corbion NV§	70,956
691	Flow Traders#, †, §	27,626
2,407	Fugro NV*, †, §	9,445
490	GrandVision NV*, #, §	13,695
2,032	Heineken NV§	180,576
531	IMCD NV§	63,223
14,743	ING Groep NV*, §	104,393
2,027	Intertrust NV#, §	34,519
10,441	Koninklijke Ahold Delhaize NV§	309,008

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Netherlands (Continued)
7,677	Koninklijke BAM Groep NV*, §	$9,717
816	Koninklijke DSM NV§	134,473
46,675	Koninklijke KPN NV§	109,750
3,041	Koninklijke Philips NV*, §	143,262
899	Koninklijke Vopak NV§	50,649
1,514	NN Group NV§	56,869
1,110	OCI NV*, §	14,251
10,631	PostNL NV§	32,338
805	Prosus NV*, §	74,236
1,610	Randstad NV*, §	84,010
4,503	SBM Offshore NV§	72,092
2,451	Signify NV*, #, §	90,704
839	Sligro Food Group NV*, §	15,007
1,271	TKH Group NV§	46,326
1,381	TomTom NV*, §	10,382
9,584	Unilever NV§	578,588
388	Van Lanschot Kempen NV§	7,149
2,640	Wolters Kluwer NV§	225,393
		4,237,106
	New Zealand—0.2%
15,320	Air New Zealand, Ltd.*, †, §	13,832
3,965	Auckland International Airport, Ltd.*, §	19,211
6,850	Chorus, Ltd.§	39,302
5,590	Contact Energy, Ltd.§	24,594
1,476	EBOS Group, Ltd.§	23,865
2,488	Fisher & Paykel Healthcare Corp., Ltd.§	54,765
3,759	Freightways, Ltd.§	19,309
11,190	Heartland Group Holdings, Ltd.§	9,403
13,666	Infratil, Ltd.§	45,117
1,307	Mainfreight, Ltd.§	39,886
684	Restaurant Brands New Zealand, Ltd.*, §	5,392
6,574	SKYCITY Entertainment Group, Ltd.§	13,021
14,615	Spark New Zealand, Ltd.§	45,580
4,002	Summerset Group Holdings, Ltd.§	23,863
6,133	Z Energy, Ltd.§	11,147
		388,287
	Norway—0.5%
751	Aker BP ASA§	11,715
3,260	Aker Carbon Capture AS*	2,080
3,260	Aker Offshore Wind Holding AS*	1,768
4,348	Aker Solutions ASA*, †, §	4,305
2,299	Austevoll Seafood ASA§	19,116
11,411	B2Holding ASA*, §	7,658
438	Bakkafrost P/F*, §	28,249
480	Bonheur ASA§	11,367
1,580	Borregaard ASA§	24,188
1,094	BW Energy, Ltd.*, §	1,959
6,229	BW LPG, Ltd.#, §	25,803
5,362	BW Offshore, Ltd.§	15,243
4,966	DNB ASA*, §	68,589
12,792	DNO ASA†, §	6,300
1,270	Entra ASA#, †, §	17,893

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Norway (Continued)
12,646	Equinor ASA§	$178,468
4,440	Europris ASA#, §	22,836
1,329	FLEX LNG, Ltd.†, §	7,534
768	Grieg Seafood ASA§	7,020
2,876	Hoegh LNG Holdings, Ltd.§	3,073
3,161	Mowi ASA§	56,074
13,327	Norsk Hydro ASA*, §	36,683
1,595	Norwegian Finans Holding ASA*, §	11,561
5,186	Odfjell Drilling, Ltd.*, †, §	6,020
2,546	Orkla ASA§	25,766
10,139	PGS ASA*, §	2,952
397	Salmar ASA*, §	22,465
1,776	Sbanken ASA*, #, §	12,879
2,544	Scatec Solar ASA#, §	58,821
404	Schibsted ASA, Class B*, §	16,141
1,199	SpareBank 1 SR-Bank ASA*, §	9,935
4,353	Storebrand ASA*, §	22,800
2,103	Subsea 7 SA*, §	15,084
4,815	Telenor ASA§	80,675
1,294	TGS NOPEC Geophysical Co. ASA§	15,634
888	TOMRA Systems ASA*, §	38,198
1,273	Veidekke ASA*, §	16,415
518	Yara International ASA§	19,945
		933,212
	Portugal—0.1%
3,185	Altri SGPS SA†, §	13,973
2,841	CTT-Correios de Portugal SA*, †, §	8,389
932	EDP Renovaveis SA§	15,441
5,078	Galp Energia SGPS SA§	47,068
1,861	Jeronimo Martins SGPS SA§	29,899
5,953	Navigator Co. SA (The)§	14,814
3,482	NOS SGPS SA§	12,364
10,709	REN - Redes Energeticas Nacionais SGPS SA§	29,702
20,529	Sonae SGPS SA§	13,928
		185,578
	Singapore—0.5%
35,700	Accordia Golf Trust§	495
23,500	Ascendas India Trust§	23,642
14,400	CapitaLand, Ltd.§	28,772
3,400	City Developments, Ltd.§	19,123
23,400	ComfortDelGro Corp., Ltd.§	24,334
3,900	Dairy Farm International Holdings, Ltd.§	14,762
8,000	DBS Group Holdings, Ltd.§	117,667
18,300	First Resources, Ltd.§	16,270
132,400	Golden Agri-Resources, Ltd.§	13,821
11,200	GuocoLand, Ltd.§	12,347
1,300	Haw Par Corp., Ltd.§	8,860
5,500	Hongkong Land Holdings, Ltd.§	20,483
1,000	Jardine Cycle & Carriage, Ltd.§	13,264
4,800	Keppel Corp., Ltd.§	15,744
57,577	Keppel Infrastructure Trust§	23,077
14,800	NetLink NBN Trust§	10,587

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Singapore (Continued)
20,445	Oversea-Chinese Banking Corp., Ltd.§	$127,019
3,200	SATS, Ltd.§	6,700
10,100	Sembcorp Industries, Ltd.§	9,934
160,601	Sembcorp Marine, Ltd.*, §	17,453
22,499	Singapore Airlines, Ltd.§	57,507
4,000	Singapore Exchange, Ltd.§	26,917
32,900	Singapore Post, Ltd.§	15,590
33,100	Singapore Press Holdings, Ltd.†, §	25,339
8,200	Singapore Technologies Engineering, Ltd.§	20,898
9,400	United Overseas Bank, Ltd.§	131,959
6,300	UOL Group, Ltd.§	30,857
1,800	Venture Corp., Ltd.§	25,522
6,700	Wilmar International, Ltd.§	21,704
15,000	Wing Tai Holdings, Ltd.§	19,128
29,500	Yangzijiang Shipbuilding Holdings, Ltd.§	21,511
		921,286
	Spain—1.4%
229	Acciona SA†, §	24,885
2,154	Acerinox SA*, §	17,622
3,120	ACS Actividades de Construccion y Servicios SA§	70,690
723	Aena SME SA*, #, §	100,708
3,239	Amadeus IT Group SA§	179,751
4,833	Applus Services SA*, §	36,100
10,337	Banco Bilbao Vizcaya Argentaria SA§	28,569
6,200	Banco Bilbao Vizcaya Argentaria SA, SP ADR†	16,988
71,163	Banco de Sabadell SA§	24,616
111,866	Banco Santander SA*, §	208,402
6,635	Bankia SA§	9,635
5,075	Bankinter SA§	21,836
13,771	CaixaBank SA§	29,198
3,051	Cellnex Telecom SA#, §	185,427
796	Cia de Distribucion Integral Logista Holdings SA§	13,619
861	CIE Automotive SA§	16,227
318	Construcciones y Auxiliar de Ferrocarriles SA*, §	10,950
535	Ebro Foods SA§	12,451
3,909	Enagas SA§	90,059
1,943	Endesa SA§	51,965
4,660	Ercros SA§	10,244
1,575	Euskaltel SA#, §	16,645
3,810	Faes Farma SA§	15,351
1,138	Ferrovial SA§	27,607
4,339	Global Dominion Access SA*, #, †, §	17,663
2,653	Grifols SA†, §	76,459
364	Grupo Catalana Occidente SA§	9,170
42,662	Iberdrola SA§	525,077
4,293	Indra Sistemas SA*, †, §	30,467
6,499	Industria de Diseno Textil SA§	180,690
21,228	Liberbank SA*, §	5,626
7,728	Mapfre SA§	12,101
1,581	Mediaset Espana Comunicacion SA*, §	5,854
4,190	Melia Hotels International SA*, †, §	15,316
2,330	Naturgy Energy Group SA§	46,720
2,459	Prosegur Cia de Seguridad SA§	5,872

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Spain (Continued)
3,850	Red Electrica Corp. SA§	$72,239
3,618	Repsol SA§	24,165
9,662	Sacyr SA§	17,116
826	Siemens Gamesa Renewable Energy SA§	22,264
42,738	Telefonica SA§	146,585
3,839	Tubacex SA*, †, §	4,905
8,173	Unicaja Banco SA*, #, §	6,123
164	Vidrala SA§	17,863
582	Viscofan SA§	38,825
1,480	Zardoya Otis SA§	9,037
		2,509,682
	Sweden—2.1%
984	AAK AB*, §	18,363
1,552	AcadeMedia AB#, §	12,794
1,720	Adapteo Oyj*, §	15,515
1,041	AddNode Group AB*, §	23,961
2,288	AddTech AB§	29,907
1,023	AF Poyry AB*, §	28,963
1,926	Alfa Laval AB*, §	42,508
933	Alimak Group AB#, §	12,648
5,483	Arjo AB, Class B§	33,949
1,391	Assa Abloy AB, Class B§	32,467
5,277	Atlas Copco AB, Class A§	251,149
996	Atlas Copco AB, Class B§	41,496
3,696	Attendo AB*, #, §	20,146
1,217	Avanza Bank Holding AB§	23,869
1,206	Axfood AB§	27,635
1,079	Beijer Alma AB§	13,858
2,259	Betsson AB*, §	17,351
1,218	Bilia AB, Class A*, §	15,320
1,635	BillerudKorsnas AB§	27,424
475	BioGaia AB, Class B§	30,795
981	Biotage AB*, §	19,419
2,318	Boliden AB§	68,919
1,253	Bonava AB, Class B*, §	10,345
1,482	Bravida Holding AB*, #, §	18,003
1,916	Bure Equity AB§	60,202
1,751	Castellum AB§	39,824
447	Catena AB§	19,758
7,868	Cloetta AB, Class B*, §	22,830
1,370	Coor Service Management Holding AB*, #, §	9,325
3,565	Dios Fastigheter AB§	25,260
2,657	Dometic Group AB*, #, §	32,842
2,421	Dustin Group AB#, §	15,208
2,954	Electrolux AB, Series B§	68,852
6,341	Electrolux Professional AB, Class B*, §	25,388
1,639	Elekta AB, Class B†, §	20,612
5,178	Epiroc AB, Class A§	75,155
4,623	Essity AB, Class B*, §	156,215
659	Evolution Gaming Group AB#, †, §	43,560
1,567	Fabege AB§	21,730
2,158	Fagerhult AB*, †, §	10,500
367	Fastighets AB Balder, Class B*, §	18,640

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Sweden (Continued)
2,139	Getinge AB, Class B§	$46,522
1,098	Granges AB*, §	9,823
5,892	Hennes & Mauritz AB, Class B§	101,629
1,573	Hexpol AB*, §	14,078
3,175	Hoist Finance AB*, #, †, §	11,172
1,048	Holmen AB, Class B§	38,946
690	Hufvudstaden AB, Class A§	9,614
2,679	Husqvarna AB, Class B§	29,498
588	ICA Gruppen AB†, §	29,891
773	Indutrade AB*, §	41,445
631	Intrum AB§	15,444
3,518	Inwido AB*, §	35,704
1,080	JM AB§	33,458
13,093	Klovern AB, Class B§	24,110
1,219	KNOW IT AB*, §	30,971
1,646	Kungsleden AB†, §	15,622
1,742	Lagercrantz Group AB, Class B§	35,172
1,567	Lindab International AB§	27,312
981	Loomis AB*, §	26,804
801	Lundin Energy AB†, §	15,865
2,179	Mekonomen AB*, §	22,672
755	Millicom International Cellular SA, ADR§	22,843
1,742	Modern Times Group MTG AB, Class B*, §	24,363
3,284	New Wave Group AB, Class B*, §	17,224
3,170	Nobia AB*, §	21,157
1,697	Nobina AB*, #, §	11,172
502	Nolato AB, Class B*, §	48,721
2,599	Nordic Waterproofing Holding A/S*, #, §	35,574
1,681	Nyfosa AB*, §	14,921
609	Pandox AB*, §	6,990
2,782	Peab AB, Class B*, §	27,976
1,578	Platzer Fastigheter Holding AB, Class B§	16,398
4,394	Ratos AB, Class B*, §	16,367
1,634	Recipharm AB, Class B*, §	28,378
5,625	Resurs Holding AB#, §	29,056
6,434	Samhallsbyggnadsbolaget i Norden AB§	19,503
5,773	Sandvik AB*, §	112,614
5,565	SAS AB*, †, §	2,371
2,495	Scandi Standard AB*, §	19,102
2,942	Securitas AB, Class B*, §	45,025
11,213	Skandinaviska Enskilda Banken AB, Class A*, §	99,256
1,322	Skanska AB, Class B*, §	27,855
3,291	SKF AB, Class B§	67,817
1,698	SkiStar AB§	22,869
7,778	SSAB AB, Class B*, §	24,802
2,726	Svenska Cellulosa AB SCA, Class B*, §	37,367
6,847	Svenska Handelsbanken AB, Class A*, §	57,506
7,351	Swedbank AB, Class A*, §	114,967
1,048	Swedish Match AB§	85,504
987	Swedish Orphan Biovitrum AB*, §	23,864
3,409	Tele2 AB, Class B†, §	48,133
3,317	Telefonaktiebolaget LM Ericsson, Class B§	36,267
17,123	Telia Co. AB§	70,416
458	Thule Group AB (The)#, §	15,165

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Sweden (Continued)
1,377	Trelleborg AB, Class B*, §	$24,336
1,704	Volvo AB, Class A*, †, §	33,015
9,905	Volvo AB, Class B*, §	190,241
811	Wallenstam AB, Class B†, §	12,360
1,004	Wihlborgs Fastigheter AB§	19,886
		3,649,838
	Switzerland—6.3%
10,661	ABB, Ltd., Registered§	270,203
2,213	Adecco Group AG, Registered§	116,946
2,917	Alcon, Inc.*, §	165,610
309	Allreal Holding AG, Registered§	66,606
137	ALSO Holding AG, Registered*, §	36,104
579	ams AG*, §	13,155
47	APG SGA SA*, §	9,436
1,914	Arbonia AG*, §	24,581
14,351	Aryzta AG*, †, §	9,434
590	Ascom Holding AG, Registered*, §	8,183
119	Autoneum Holding AG*, †, §	14,615
56	Bachem Holding AG, Registered§	23,717
766	Baloise Holding AG, Registered§	112,679
440	Banque Cantonale Vaudoise, Registered§	44,604
13	Barry Callebaut AG, Registered§	28,905
7	Belimo Holding AG, Registered§	52,866
35	Bell Food Group AG, Registered§	8,984
76	Berner Kantonalbank AG, Registered§	19,020
301	BKW AG§	32,050
157	Bobst Group SA, Registered§	9,747
127	Bossard Holding AG, Registered§	22,952
85	Bucher Industries AG, Registered§	32,390
50	Burckhardt Compression Holding AG§	12,605
137	Burkhalter Holding AG§	9,396
456	Cembra Money Bank AG§	54,157
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	88,995
1,569	Cie Financiere Richemont SA, Registered§	105,093
2,253	Clariant AG, Registered§	44,295
205	Coltene Holding AG, Registered*, §	15,508
40	Conzzeta AG, Registered§	42,844
5,213	Credit Suisse Group AG, Registered§	52,176
93	Daetwyler Holding AG§	20,629
514	DKSH Holding AG§	35,832
66	dormakaba Holding AG*, §	35,798
224	Dufry AG, Registered*, †, §	6,880
1,608	EFG International AG*, §	8,956
15	Emmi AG, Registered§	14,948
41	EMS-Chemie Holding AG, Registered§	36,788
456	Flughafen Zurich AG, Registered*, §	62,441
20	Forbo Holding AG, Registered§	32,764
5,107	GAM Holding AG*, §	9,857
223	Geberit AG, Registered§	132,134
50	Georg Fischer AG, Registered§	52,002
37	Givaudan SA, Registered§	159,471
566	Helvetia Holding AG, Registered§	48,044
136	Hiag Immobilien Holding AG*, §	13,200

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Switzerland (Continued)
298	Huber + Suhner AG, Registered§	$22,258
547	Implenia AG, Registered§	16,672
109	Ina Invest Holding AG*, §	2,204
36	Inficon Holding AG, Registered§	29,625
23	Interroll Holding AG, Registered§	58,017
1,729	Julius Baer Group, Ltd.§	73,709
80	Jungfraubahn Holding AG, Registered*, §	10,026
223	Kardex AG, Registered§	41,168
90	Komax Holding AG, Registered*, †, §	15,570
427	Kuehne + Nagel International AG, Registered†, §	82,797
2,019	LafargeHolcim, Ltd., Registered*, §	92,033
580	Landis+Gyr Group AG*, §	31,741
167	Liechtensteinische Landesbank AG§	9,447
765	Logitech International SA, Registered§	59,198
667	Logitech International SA, Registered†	51,566
685	Lonza Group AG, Registered§	422,837
63	Luzerner Kantonalbank AG, Registered*, §	26,678
1,480	Mobilezone Holding AG, Registered§	14,658
219	Mobimo Holding AG, Registered*, §	64,317
22,264	Nestle SA, Registered§	2,641,381
12,302	Novartis AG, Registered§	1,069,059
5,439	OC Oerlikon Corp. AG, Registered§	43,225
136	Orior AG§	10,868
108	Partners Group Holding AG§	99,379
786	PSP Swiss Property AG, Registered§	95,072
78	Rieter Holding AG, Registered§	6,938
4,932	Roche Holding AG§	1,687,372
201	Roche Holding AG§	68,997
140	Schindler Holding AG, Registered§	38,088
25	Schweiter Technologies AG§	34,828
123	SFS Group AG§	12,333
32	SGS SA, Registered§	85,772
97	Siegfried Holding AG, Registered*, §	66,353
910	Sika AG, Registered§	223,560
326	Sonova Holding AG, Registered*, §	82,669
88	St. Galler Kantonalbank AG, Registered§	37,770
52	Straumann Holding AG, Registered§	52,315
746	Sulzer AG, Registered§	59,729
681	Sunrise Communications Group AG*, #, §	80,592
76	Swatch Group AG (The)§	17,703
384	Swatch Group AG (The), Registered§	17,240
151	Swiss Life Holding AG, Registered*, §	57,051
1,182	Swiss Prime Site AG, Registered§	107,281
1,421	Swiss Re AG§	105,177
379	Swisscom AG, Registered§	201,041
247	Swissquote Group Holding SA, Registered§	20,061
493	Temenos AG, Registered§	66,391
276	u-blox Holding AG*, §	15,313
10,729	UBS Group AG, Registered§	119,775
94	Valora Holding AG, Registered*, §	17,496
228	VAT Group AG*, #, §	43,588
400	Vetropack Holding AG, Registered*, §	24,580
451	Vifor Pharma AG§	61,394
706	Vontobel Holding AG, Registered§	46,366

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Switzerland (Continued)
77	VP Bank AG, Registered§	$9,439
1,165	Zurich Insurance Group AG§	405,054
		11,173,371
	United Kingdom—9.1%
6,126	3i Group Plc§	78,637
217	4imprint Group Plc*, §	5,236
917	Admiral Group Plc§	30,928
7,159	Aggreko Plc§	33,943
12,432	Alliance Pharma Plc§	11,873
8,094	Anglo American Plc§	195,459
5,917	Anglo Pacific Group Plc§	9,678
2,109	Antofagasta Plc§	27,807
4,535	Ascential Plc*, #, §	17,127
2,310	Ashmore Group Plc§	10,617
3,862	Ashtead Group Plc§	138,372
210	ASOS Plc*, §	13,935
1,721	Associated British Foods Plc§	41,457
7,627	AstraZeneca Plc§	830,129
2,395	AstraZeneca Plc, SP ADR	131,246
8,970	Auto Trader Group Plc#, §	64,884
3,592	Avast Plc#, §	24,292
28,447	Aviva Plc§	104,605
835	Avon Rubber Plc§	45,668
16,066	B&M European Value Retail SA§	102,225
5,299	Babcock International Group Plc§	17,033
19,453	BAE Systems Plc§	120,327
12,620	Balfour Beatty Plc§	36,259
617	Bank of Georgia Group Plc*, §	7,080
81,962	Barclays Plc*, §	103,138
7,150	Barratt Developments Plc§	43,718
3,269	Beazley Plc§	12,920
2,030	Bellway Plc§	61,379
1,690	Berkeley Group Holdings Plc (The)§	91,943
13,667	BHP Group Plc†, §	291,364
4,891	Biffa Plc#, §	13,700
1,176	Bodycote Plc§	8,722
8,370	boohoo Group Plc*, §	40,387
129,795	BP Plc§	376,847
8,187	Brewin Dolphin Holdings Plc§	24,626
8,878	British American Tobacco Plc§	319,102
589	British American Tobacco Plc, SP ADR†	21,292
4,032	Britvic Plc§	42,703
82,890	BT Group Plc§	105,338
3,731	Bunzl Plc§	120,375
2,743	Burberry Group Plc§	54,921
4,834	Burford Capital, Ltd.§	38,859
3,640	C&C Group Plc§	9,192
13,077	Cairn Energy Plc*, §	24,172
40,000	Capita Plc*, §	15,675
7,460	Card Factory Plc§	3,289
993	Carnival Plc§	12,657
21,596	Centamin Plc§	56,274
6,675	Central Asia Metals Plc§	13,866

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
77,567	Centrica Plc§	$40,046
2,609	Chesnara Plc§	9,256
33,167	Cineworld Group Plc†, §	17,321
577	Clarkson Plc§	16,729
2,322	Clinigen Group Plc§	20,987
2,800	Close Brothers Group Plc§	36,746
33,791	Coats Group Plc§	24,353
1,369	Coca-Cola HBC AG*, §	33,841
11,710	Compass Group Plc§	175,781
865	Computacenter Plc§	26,442
24,214	ConvaTec Group Plc#, §	55,788
3,254	Countryside Properties Plc#, §	14,057
624	Cranswick Plc§	29,158
4,845	Crest Nicholson Holdings Plc*, §	12,316
1,039	Croda International Plc§	83,885
914	CVS Group Plc§	14,568
1,316	Daily Mail & General Trust Plc, Class A§	11,044
712	DCC Plc§	54,870
2,945	De La Rue Plc*, §	4,937
5,029	Devro Plc§	12,015
6,669	DFS Furniture Plc§	14,235
12,494	Diageo Plc§	428,022
2,860	Diploma Plc§	80,770
21,750	Direct Line Insurance Group Plc§	75,710
21,706	Dixons Carphone Plc§	26,100
3,416	Domino's Pizza Group Plc§	16,043
10,792	Drax Group Plc§	37,059
7,877	DS Smith Plc§	29,914
1,548	easyJet Plc§	10,050
8,196	Electrocomponents Plc§	74,969
13,055	Elementis Plc*, §	12,790
1,355	EMIS Group Plc§	18,199
70,446	EnQuest Plc*, †, §	9,476
4,422	Equiniti Group Plc*, #, §	6,467
5,759	Essentra Plc*, §	18,903
1,262	Euromoney Institutional Investor Plc§	13,001
3,432	Evraz Plc§	15,303
7,845	Experian Plc§	293,566
1,729	FDM Group Holdings Plc§	22,556
1,779	Ferguson Plc§	178,996
5,122	Ferrexpo Plc§	11,657
1,881	Fevertree Drinks Plc§	56,135
39,520	Firstgroup Plc*, §	19,461
5,744	Frasers Group Plc*, §	25,443
9,131	G4S Plc*, §	23,567
2,798	Galliford Try Holdings Plc§	2,767
642	Games Workshop Group Plc§	84,599
928	Gamesys Group Plc§	14,233
1,706	Gamma Communications Plc§	36,343
26,092	GlaxoSmithKline Plc§	488,752
3,080	GlaxoSmithKline Plc, SP ADR	115,931
81,942	Glencore Plc*, §	169,760
1,404	Go-Ahead Group Plc (The)§	10,513
1,480	Grafton Group Plc*, §	12,830

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
3,970	Grainger Plc§	$15,195
6,489	Greencore Group Plc§	8,197
2,159	Greggs Plc*, §	32,599
9,789	Gulf Keystone Petroleum, Ltd. *, §	9,306
2,921	GVC Holdings Plc*, §	36,765
4,549	Gym Group Plc (The)*, #, †, §	7,977
6,271	Halfords Group Plc§	14,677
1,732	Halma Plc§	52,203
1,823	Hargreaves Lansdown Plc§	36,543
25,710	Hays Plc§	37,154
1,995	Headlam Group Plc§	6,906
3,050	Helical Plc§	11,649
11,962	Highland Gold Mining, Ltd.§	46,118
1,984	Hikma Pharmaceuticals Plc§	66,451
2,154	Hill & Smith Holdings Plc§	33,063
2,081	Hilton Food Group Plc§	32,052
1,266	Hiscox, Ltd.*, §	14,571
5,513	Hochschild Mining Plc*, †, §	15,552
3,986	Hollywood Bowl Group Plc§	6,935
2,726	HomeServe Plc§	43,302
14,041	Howden Joinery Group Plc§	106,228
61,234	HSBC Holdings Plc§	237,889
3,532	Hunting Plc§	5,869
4,879	Ibstock Plc*, #, §	9,806
1,762	IG Group Holdings Plc§	17,969
4,894	IMI Plc§	65,942
8,898	Imperial Brands Plc§	156,844
3,234	Inchcape Plc*, §	18,308
14,920	Indivior Plc*, §	22,542
3,716	Informa Plc*, §	18,017
605	InterContinental Hotels Group Plc*, §	31,763
390	InterContinental Hotels Group Plc, ADR*, †	20,467
1,391	Intermediate Capital Group Plc§	21,370
10,061	International Consolidated Airlines Group SA†, §	12,215
4,161	International Personal Finance Plc*, †, §	2,488
1,064	Intertek Group Plc§	86,548
8,515	Investec Plc§	15,658
35,770	IP Group Plc*, §	35,921
25,901	ITV Plc§	22,473
4,101	IWG Plc*, §	13,672
11,978	J. Sainsbury Plc§	29,446
2,074	J.D. Wetherspoon Plc§	22,418
1,083	James Fisher & Sons Plc§	15,814
1,809	James Halstead Plc†, §	11,248
5,549	JD Sports Fashion Plc§	58,073
1,084	JET2 Plc§	9,418
8,054	John Laing Group Plc#, §	32,537
1,637	John Menzies Plc§	2,412
10,403	John Wood Group Plc*, §	28,507
1,891	Johnson Matthey Plc§	57,184
7,194	Johnson Service Group Plc§	8,362
8,912	Jupiter Fund Management Plc§	25,796
239	Just Eat Takeaway.Com NV*, #, §	26,765
349	Just Eat Takeaway.com NV*, #, †, §	38,998

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
30,973	Just Group Plc*, §	$17,932
2,164	Kainos Group Plc§	27,752
1,556	Keller Group Plc§	12,211
32,972	Kingfisher Plc§	126,013
1,402	Lancashire Holdings, Ltd.§	12,493
57,890	Legal & General Group Plc§	140,297
590	Liontrust Asset Management Plc§	9,395
430,679	Lloyds Banking Group Plc*, §	146,153
647	London Stock Exchange Group Plc§	74,017
9,625	M&G Plc§	19,699
26,048	Man Group Plc§	38,703
28,984	Marks & Spencer Group Plc§	36,294
1,885	Marshalls Plc§	15,857
18,395	Marston's Plc§	10,391
8,666	McCarthy & Stone Plc*, #, §	7,803
3,805	Mears Group Plc§	5,389
5,349	Mediclinic International Plc§	19,660
7,048	Meggitt Plc§	23,373
22,767	Melrose Industries Plc*, §	33,591
2,240	Micro Focus International Plc*, §	7,084
5,825	Mitchells & Butlers Plc*, §	10,123
24,076	Mitie Group Plc§	10,165
150	MJ Gleeson Plc§	1,163
4,012	Mondi Plc§	84,434
5,751	Moneysupermarket.com Group Plc§	19,714
7,506	Morgan Advanced Materials Plc§	22,942
1,378	Morgan Sindall Group Plc§	20,324
6,750	National Express Group Plc*, §	13,286
3,714	National Grid Plc§	42,755
1,046	National Grid Plc, SP ADR†	60,448
8,261	Natwest Group Plc*, §	11,280
900	Next Plc§	68,974
4,257	Ninety One Plc*, §	11,194
537	NMC Health Plc*, †, §	121
1,497	Ocado Group Plc*, §	52,904
4,680	On the Beach Group Plc#, §	14,687
4,865	OneSavings Bank Plc§	17,487
1,080	Oxford Instruments Plc*, §	22,133
8,188	Pagegroup Plc*, §	39,480
5,714	Paragon Banking Group Plc§	24,508
1,213	PayPoint Plc§	7,877
3,815	Pearson Plc†, §	26,981
41,805	Pendragon Plc*, §	3,824
6,124	Pennon Group Plc§	81,392
3,326	Persimmon Plc§	105,638
3,779	Petrofac, Ltd.*, †, §	5,455
14,508	Pets at Home Group Plc§	79,234
2,200	Phoenix Group Holdings Plc§	19,570
11,392	Photo-Me International Plc§	7,479
8,181	Playtech Plc*, §	38,246
2,561	Plus500, Ltd.§	51,743
2,857	Polypipe Group plc*, §	15,857
33,266	Premier Oil Plc*, †, §	7,108
6,783	Provident Financial Plc*, §	16,948

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
9,625	Prudential Plc§	$137,414
4,468	QinetiQ Group Plc§	15,966
37,344	Quilter Plc#, §	61,695
351	Rathbone Brothers Plc§	6,950
1,747	Reckitt Benckiser Group Plc§	170,321
3,003	Redde Northgate Plc§	7,121
3,865	Redrow Plc*, §	20,110
10,683	RELX Plc§	236,467
3,910	RELX Plc, SP ADR†	87,467
2,776	Renew Holdings Plc§	16,291
214	Renishaw Plc*, §	15,496
18,010	Rentokil Initial Plc*, §	123,949
787	Rhi Magnesita NV§	25,866
10,927	Rightmove Plc§	87,953
7,931	Rio Tinto Plc§	478,541
5,852	Rolls-Royce Holdings Plc†, §	9,710
13,857	Rotork Plc§	50,160
8,858	Royal Dutch Shell Plc, ADR, Class B	214,541
41,803	Royal Dutch Shell Plc, Class B§	505,691
9,433	Royal Mail Plc§	29,053
4,095	RSA Insurance Group Plc§	23,821
3,036	Sabre Insurance Group Plc#, §	9,947
14,231	Saga Plc†, §	2,286
7,906	Saga Plc*	51
8,113	Sage Group Plc (The)§	75,136
5,321	Savills Plc*, §	53,543
508	Schroders Plc§	17,704
5,266	Senior Plc§	3,030
11,630	Severfield Plc§	8,104
2,120	Severn Trent Plc§	66,658
9,302	SIG Plc†, §	3,089
5,193	Signature Aviation Plc§	16,041
4,652	Smith & Nephew Plc§	90,651
2,936	Smiths Group Plc§	51,617
1,263	Spectris Plc§	39,666
12,936	Speedy Hire Plc§	8,633
525	Spirax-Sarco Engineering Plc§	74,642
7,170	Spire Healthcare Group Plc#, §	8,783
10,386	Spirent Communications Plc§	38,115
14,775	SSE Plc§	230,027
5,335	SSP Group Plc§	12,372
3,870	St. James's Place Plc§	46,242
4,286	St. Modwen Properties Plc§	17,235
5,772	Stagecoach Group Plc§	2,872
20,666	Standard Chartered Plc*, §	94,745
7,141	Standard Life Aberdeen Plc§	20,790
4,177	SThree Plc§	12,917
6,935	Stobart Group, Ltd.*, †, §	1,750
7,781	Stock Spirits Group Plc§	21,629
8,653	Synthomer Plc§	35,293
8,202	TalkTalk Telecom Group Plc†, §	8,448
6,411	Tate & Lyle Plc§	54,984
65,697	Taylor Wimpey Plc§	91,418
978	Telecom Plus Plc§	16,829

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
40,356	Tesco Plc†, §	$110,639
5,954	TI Fluid Systems Plc*, #, §	11,843
11,956	TP ICAP Plc§	35,183
5,006	Travis Perkins Plc§	69,614
1,888	TUI AG†, §	7,079
42,736	Tullow Oil Plc*, †, §	8,369
4,191	Tyman Plc*, §	12,005
7,733	U & I Group Plc§	5,372
1,424	Ultra Electronics Holdings Plc§	38,362
8,051	Unilever Plc§	496,086
7,319	United Utilities Group Plc§	80,933
2,533	Urban & Civic Plc§	6,881
20,856	Vectura Group Plc§	27,743
5,245	Vesuvius Plc*, §	26,698
1,157	Victrex Plc§	27,278
13,688	Virgin Money UK Plc*, §	12,797
6,329	Vistry Group Plc*, §	46,522
386	Vitec Group Plc (The)*, §	3,710
207,108	Vodafone Group Plc§	274,766
6,400	Volution Group Plc§	13,943
5,138	Watkin Jones Plc§	9,354
3,058	Weir Group Plc (The)§	49,289
1,764	WH Smith Plc§	21,641
1,806	Whitbread Plc*, §	49,259
30,704	William Hill Plc§	109,838
28,949	Wm Morrison Supermarkets Plc§	63,548
13,599	WPP Plc§	106,205
510	XP Power, Ltd.§	28,972
		16,083,058

	TOTAL COMMON STOCKS (Cost $120,978,453)	124,811,841

	Affiliated Investment Company—28.1%

	United States—28.1%
2,479,439	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $47,703,274)	49,787,133

		Expiration Date
	Warrant—0.0%

	France—0.0%
889	Technicolor SA *, †, §	09/22/2024	82

	TOTAL WARRANT (Cost $0)		82

	Rights—0.0%

	Australia—0.0%
244	Corporate Travel Management*, §	10/15/2020	0

	Sweden—0.0%
50,085	SAS AB*, §	10/19/2020	14,887

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares			Value (Note 1)
	TOTAL RIGHTS (Cost $10,400)		$14,887

	Preferred Stocks—0.5%

	Germany—0.5%
462	Bayerische Motoren Werke AG, 5.24%§		25,314
387	Draegerwerk AG & Co. KGaA, 0.27%*, §		33,568
1,051	FUCHS PETROLUB SE, 2.15%§		53,449
434	Henkel AG & Co. KGaA, 1.99%§		45,445
949	Jungheinrich AG, 1.40%§		32,740
717	Porsche Automobil Holding SE, 4.45%*, §		42,808
422	Sartorius AG, 0.09%§		173,355
252	Sixt SE, 0.12%§		13,567
173	STO SE & Co. KGaA, 0.00%§		22,997
3,099	Volkswagen AG, 3.50%*, §		498,748
			941,991

	TOTAL PREFERRED STOCK (Cost $836,288)		941,991

		7-Day Yield

	Short-Term Investments—1.8%
3,146,415	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $3,146,415) ††	0.09%	3,146,415

	TOTAL INVESTMENTS, AT VALUE—101.0% (Cost $172,674,830)		178,702,349
	Liabilities in Excess of Other Assets—(1.0)%		(1,822,862)
	NET ASSETS—100.0%		$176,879,487

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144Aof the Securities Act of 1933 at September 30, 2020, amounts to approximately $2,546,245, and represents 1.44% of net assets.
†	Denotes all or a portion of security on loan. As of September 30, 2020, the market value of the securities on loan was $7,819,320 (Note 1)
††	Represents collateral received from securities lending transactions
‡‡	Affiliated issuer. Assets with a total aggregate market value of $49,787,133, or 28.15% of net assets, were affiliated with the Fund as of September 30, 2020 (Note 2).
§	Fair valued security--- Represents fair value as measured based on the Portfolio Valuation policies specified in (Note 1). As of September 30, 2020, the total value of the fair valued securities was $112,680,791.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

At September 30, 2020, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	28.1%
Banks	4.9%
Pharmaceuticals	4.2%
Metals and Mining	3.5%
Machinery	2.8%
Chemicals	2.7%
Food Products	2.7%
Automobiles	2.5%
Insurance	2.5%
Oil, Gas and Consumable Fuels	2.4%
Capital Markets	1.8%
Real Estate Management and Development	1.7%
Diversified Telecommunication Services	1.6%
Household Durables	1.5%
Textiles, Apparel and Luxury Goods	1.5%
Auto Components	1.4%
Electric Utilities	1.4%
Health Care Equipment and Supplies	1.4%
IT Services	1.4%
Professional Services	1.4%
Semiconductors and Semiconductor Equipment	1.4%
Electronic Equipment, Instruments & Components	1.3%
Food and Staples Retailing	1.3%
Wireless Telecommunication Services	1.3%
Hotels, Restaurants & Leisure	1.2%
Beverages	1.1%
Construction and Engineering	1.1%
Personal Products	1.1%
Road and Rail	1.1%
Specialty Retail	1.1%
Trading Companies and Distributors	1.1%
Building Products	0.9%
Electrical Equipment	0.9%
Software	0.8%
Commercial Services & Supplies	0.7%
Media	0.7%
Aerospace & Defense	0.6%
Biotechnology	0.6%
Health Care Providers and Services	0.6%
Multi-Utilities	0.6%
Air Freight and Logistics	0.5%
Construction Materials	0.5%
Industrial Conglomerates	0.5%
Life Sciences Tools and Services	0.5%
Multiline Retail	0.5%
Paper and Forest Products	0.5%
Containers and Packaging	0.4%
Diversified Financial Services	0.4%
Entertainment	0.4%
Tobacco	0.4%
Gas Utilities	0.3%
Household Products	0.3%

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Summary of Industry Classifications	Percentage of Net Assets
Independent Power and Renewable Electricity Producers	0.3%
Interactive Media & Services	0.3%
Leisure Equipment and Products	0.3%
Transportation Infrastructure	0.3%
Airlines	0.2%
Consumer Finance	0.2%
Energy Equipment and Services	0.2%
Health Care Technology	0.2%
Internet and Catalog Retail	0.2%
Marine	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Communications Equipment	0.1%
Distributors	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Diversified Consumer Services	0.1%
Short-Term Investments	1.8%
Total	101.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Shares		Value (Note 1)
	Common Stocks—99.7%

	Beverages—2.3%
64,650	Monster Beverage Corp.*	$5,184,930

	Biotechnology—1.5%
35,100	Neurocrine Biosciences, Inc.*	3,375,216

	Health Care Equipment and Supplies—3.4%
23,200	Abbott Laboratories	2,524,856
9,075	Becton Dickinson & Co.	2,111,571
79,300	Boston Scientific Corp.*	3,030,053
		7,666,480
	Health Care Providers and Services—2.1%
14,750	UnitedHealth Group, Inc.	4,598,608

	Insurance—3.1%
33,150	Aon Plc, Class A	6,838,845

	Interactive Media & Services—16.2%
10,140	Alphabet, Inc., Class A*	14,861,184
40,600	Facebook, Inc., Class A*	10,633,140
156,300	Tencent Holdings, Ltd., ADR	10,573,695
		36,068,019
	Internet and Catalog Retail—16.4%
56,000	Alibaba Group Holding, Ltd., SP ADR*	16,462,880
4,955	Amazon.com, Inc.*	15,601,957
58,800	JD.com, Inc., ADR*	4,563,468
		36,628,305
	IT Services—23.5%
32,600	Automatic Data Processing, Inc.	4,547,374
32,100	EPAM Systems, Inc.*	10,377,288
26,650	Global Payments, Inc.	4,732,507
76,200	GoDaddy, Inc., Class A*	5,788,914
13,000	Mastercard, Inc., Class A	4,396,210
81,600	PayPal Holdings, Inc.*	16,077,648
33,200	Visa, Inc., Class A	6,639,004
		52,558,945
	Media—2.1%
853,700	Sirius XM Holdings, Inc.†	4,575,832

	Pharmaceuticals—3.4%
46,550	Zoetis, Inc.	7,697,973

	Software—23.5%
44,650	Adobe, Inc.*	21,897,700
31,200	Intuit, Inc.	10,177,752

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Software (Continued)
97,164	Microsoft Corp.	$20,436,504
		52,511,956
	Specialty Retail—2.2%
23,500	Burlington Stores, Inc.*	4,843,115
	TOTAL COMMON STOCKS (Cost $115,249,126)	222,548,224

		7-Day Yield
	Short-Term Investments—0.3%

801,372	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $801,372)††	0.09%	801,372
	TOTAL INVESTMENTS, AT VALUE—100.0% (Cost $116,050,498)		223,349,596
	Liabilities in Excess of Other Assets—(0.0)%		(90,350)
	NET ASSETS—100.0%		$223,259,246

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2020, the market value of the securities on loan was $3,889,457 (Note 1)
††	Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

At September 30, 2020, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	47.1%
Consumer Discretionary	18.6%
Communication Services	18.2%
Health Care	10.4%
Financials	3.1%
Consumer Staples	2.3%
Short-Term Investments	0.3%
Total	100.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Shares		Value (Note 1)
	Common Stocks—98.7%

	Aerospace & Defense—0.9%
75,059	Kratos Defense & Security Solutions, Inc.*	$1,447,138

	Airlines—2.3%
15,067	Alaska Air Group, Inc.	551,904
54,965	Azul SA, ADR*, †	723,340
258,397	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,863,042
57,742	JetBlue Airways Corp.*	654,217
		3,792,503
	Auto Components—3.7%
34,884	BorgWarner, Inc.	1,351,406
194,296	Dana, Inc.	2,393,727
3,572	LCI Industries	379,668
32,407	Modine Manufacturing Co.*	202,544
75,868	Stoneridge, Inc.*	1,393,695
31,958	Veoneer, Inc. *, †	469,782
		6,190,822
	Banks—3.0%
71,930	Bancorp, Inc. (The)*	621,475
22,003	BankUnited, Inc.	482,086
151,676	First BanCorp	791,749
21,097	Pinnacle Financial Partners, Inc.	750,842
27,858	Popular, Inc.	1,010,410
29,225	Webster Financial Corp.	771,832
13,933	Wintrust Financial Corp.	558,016
		4,986,410
	Beverages—0.3%
14,054	MGP Ingredients, Inc.	558,506

	Biotechnology—2.0%
14,952	ACADIA Pharmaceuticals, Inc.*	616,770
7,567	BioMarin Pharmaceutical, Inc.*	575,697
8,068	Exact Sciences Corp.*	822,532
45,826	Karyopharm Therapeutics, Inc.*	669,060
24,228	Sangamo Therapeutics, Inc.*	228,955
3,886	United Therapeutics Corp.*	392,486
		3,305,500
	Building Products—2.8%
4,320	American Woodmark Corp.*	339,293
29,860	Builders FirstSource, Inc.*	974,033
45,552	Trex Co., Inc.*	3,261,523
		4,574,849
	Capital Markets—3.2%
23,731	Artisan Partners Asset Management, Inc., Class A	925,271
27,306	Carlyle Group, Inc. (The)	673,639
9,291	Evercore Inc., Class A	608,189
22,413	LPL Financial Holdings, Inc.	1,718,405
5,474	PJT Partners, Inc., Class A	331,779

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Capital Markets (Continued)
14,429	Raymond James Financial, Inc.	$1,049,854
		5,307,137
	Chemicals—4.0%
16,981	Albemarle Corp.	1,516,064
29,721	FMC Corp.	3,147,751
28,439	Huntsman Corp.	631,630
52,395	Livent Corp. *, †	469,983
104,650	Tronox Holdings PLC, Class A*	823,596
		6,589,024
	Commercial Services & Supplies—1.1%
131,522	Covanta Holding Corp.	1,019,296
125,468	Interface, Inc.	767,864
		1,787,160
	Construction and Engineering—5.0%
27,848	AECOM*	1,165,160
68,627	Granite Construction, Inc.	1,208,521
27,438	MasTec, Inc.*	1,157,884
27,047	Quanta Services, Inc.	1,429,704
299,490	Tutor Perini Corp.*	3,333,324
		8,294,593
	Construction Materials—1.3%
12,124	Eagle Materials, Inc.	1,046,544
4,757	Martin Marietta Materials, Inc.	1,119,607
		2,166,151
	Consumer Finance—1.3%
19,895	Green Dot Corp., Class A*	1,006,886
29,037	PRA Group, Inc.*	1,160,028
		2,166,914
	Containers and Packaging—0.3%
35,048	Graphic Packaging Holding Co.	493,826

	Diversified Consumer Services—1.4%
41,869	Adtalem Global Education, Inc.*	1,027,465
107,162	Perdoceo Education Corp.*	1,311,663
		2,339,128
	Diversified Financial Services—0.5%
43,495	Jefferies Financial Group, Inc.	782,910

	Diversified Telecommunication Services—0.7%
19,130	Cogent Communications Holdings, Inc.	1,148,756

	Electrical Equipment—0.8%
14,040	Encore Wire Corp.	651,737

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Electrical Equipment (Continued)
10,451	EnerSys	$701,471
		1,353,208
	Electronic Equipment, Instruments & Components—5.0%
3,037	Coherent, Inc.*	336,894
13,563	Fabrinet*	854,876
122,702	Flex, Ltd.*	1,366,900
16,778	FLIR Systems, Inc.	601,491
7,975	Insight Enterprises, Inc.*	451,226
23,039	Itron, Inc.*	1,399,389
53,811	Jabil, Inc.	1,843,565
14,080	Rogers Corp.*	1,380,685
		8,235,026
	Energy Equipment and Services—0.2%
8,030	Dril-Quip, Inc.*	198,823
275,607	Transocean, Ltd. *, †	222,387
		421,210
	Entertainment—0.5%
90,615	Lions Gate Entertainment Corp., Class B*	790,163

	Equity Real Estate Investment Trusts (REITs)—1.8%
61,474	Corporate Office Properties Trust, REIT	1,458,163
23,977	NETSTREIT Corp.	437,820
71,064	SITE Centers Corp.	511,661
19,697	STAG Industrial, Inc.	600,562
		3,008,206
	Food Products—0.9%
42,193	Darling Ingredients, Inc.*	1,520,214

	Health Care Equipment and Supplies—8.4%
1,728	ABIOMED, Inc.*	478,760
27,503	Cardiovascular Systems, Inc.*	1,082,243
8,638	Cooper Cos., Inc. (The)	2,912,042
2,836	DexCom, Inc.*	1,169,084
9,034	Edwards Lifesciences Corp.*	721,094
18,698	Insulet Corp.*	4,423,760
10,704	Merit Medical Systems, Inc.*	465,624
4,741	STERIS PLC	835,317
16,594	Tandem Diabetes Care, Inc.*	1,883,419
		13,971,343
	Health Care Providers and Services—0.8%
45,207	Acadia Healthcare Co., Inc.*	1,332,702

	Hotels, Restaurants & Leisure—2.8%
27,198	Boyd Gaming Corp.	834,707
45,001	Caesars Entertainment, Inc.*	2,522,756

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Hotels, Restaurants & Leisure (Continued)
21,852	Planet Fitness, Inc., Class A*	$1,346,520
		4,703,983
	Household Durables—2.3%
31,037	Century Communities, Inc.*	1,313,796
12,484	LGI Homes, Inc.*	1,450,266
29,710	Universal Electronics, Inc.*	1,121,256
		3,885,318
	Insurance—2.5%
8,403	Argo Group International Holdings, Ltd.	289,315
5,782	Everest Re Group, Ltd.	1,142,176
12,113	Fidelity National Financial, Inc.	379,258
9,355	James River Group Holdings, Ltd.	416,578
9,623	Trupanion, Inc. *, †	759,255
17,997	WR Berkley Corp.	1,100,517
		4,087,099
	IT Services—3.3%
13,215	Alliance Data Systems Corp.	554,766
160,982	Brightcove, Inc.*	1,648,456
101,175	KBR, Inc.	2,262,273
4,516	Perficient, Inc.*	193,014
6,280	WEX, Inc.*	872,731
		5,531,240
	Leisure Equipment and Products—0.4%
59,010	Mattel, Inc.*	690,417

	Life Sciences Tools and Services—0.9%
22,439	QIAGEN NV*	1,172,662
8,368	Quanterix Corp.*	282,336
		1,454,998
	Machinery—1.0%
77,681	Meritor, Inc.*	1,626,640

	Marine—0.3%
13,413	Kirby Corp.*	485,148

	Media—1.0%
22,761	Cardlytics, Inc. *, †	1,606,244

	Metals and Mining—4.8%
24,194	Agnico-Eagle Mines, Ltd.	1,926,084
68,448	Alamos Gold, Inc., Class A	603,027
49,666	Allegheny Technologies, Inc.*	433,088
9,405	Carpenter Technology Corp.	170,795
265,265	Ferroglobe Plc - ENT*, §	—
151,003	Pan American Silver Corp.	4,854,746
		7,987,740
	Oil, Gas and Consumable Fuels—2.3%
164,631	Euronav SA*, †	1,453,692

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
25,759	Golar LNG, Ltd. *, †	$155,971
138,028	Navigator Holdings, Ltd.*	1,153,914
97,986	Noble Energy, Inc.	837,780
43,861	WPX Energy, Inc.*	214,919
		3,816,276
	Pharmaceuticals—1.7%
60,901	Aerie Pharmaceuticals, Inc. *, †	716,805
11,060	Nektar Therapeutics*	183,485
31,263	Pacira BioSciences, Inc.*	1,879,532
		2,779,822
	Professional Services—0.1%
12,508	Upwork, Inc.*	218,140

	Road and Rail—1.0%
40,428	Knight-Swift Transportation Holdings, Inc.	1,645,420

	Semiconductors and Semiconductor Equipment—11.0%
44,264	Cree, Inc.*	2,821,387
72,633	MACOM Technology Solutions Holdings, Inc., Class H*, †	2,470,248
45,681	Marvell Technology Group, Ltd.	1,813,536
6,884	MKS Instruments, Inc.	751,939
10,947	Monolithic Power Systems, Inc.	3,060,891
17,797	Qorvo, Inc.*	2,295,991
36,052	Semtech Corp.*	1,909,314
8,107	Silicon Laboratories, Inc.*	793,270
17,503	Ultra Clean Holdings, Inc.*	375,615
10,565	Universal Display Corp.	1,909,518
		18,201,709
	Software—6.7%
50,015	2U, Inc.*	1,693,508
95,742	Benefitfocus, Inc.*	1,072,310
22,200	Medallia, Inc. *, †	608,724
21,566	Model N, Inc.*	760,849
7,259	New Relic, Inc.*	409,117
81,981	Nuance Communications, Inc.*	2,720,949
3,662	Pegasystems, Inc.	443,249
20,386	Rosetta Stone, Inc.*	611,172
23,203	SS&C Technologies Holdings, Inc.	1,404,246
7,986	Workiva, Inc.*	445,299
81,957	Xperi Holding Corp.	941,686
		11,111,109
	Specialty Retail—0.6%
13,918	Floor & Decor Holdings, Inc., Class A*	1,041,066

	Trading Companies and Distributors—3.8%
32,144	Beacon Roofing Supply, Inc.*	998,714
61,226	BMC Stock Holdings, Inc.*	2,622,310
123,725	MRC Global, Inc.*	529,543
6,670	Watsco, Inc.	1,553,376

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Trading Companies and Distributors (Continued)
14,578	WESCO International, Inc.*	$641,724
		6,345,667
	TOTAL COMMON STOCKS (Cost $125,369,105)	163,781,435

Shares		Expiration Date	Value (Note 1)
	Rights—0.4%
828,971	Pan American Silver Corp., CVR*
		02/22/2029	646,514

Par Amount		Yield
	Short-Term Investments—0.8%

$1,298,567	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost$1,298,567)††	0.09%	1,298,567
	TOTAL INVESTMENTS, AT VALUE—99.9% (Cost $126,870,385)		165,726,516
	Other Assets in Excess of Liabilities—0.1%		158,783
	NET ASSETS—100.0%		$165,885,299

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

CVR—Contingent Voting Rights

ENT—Entitlement

REIT—Real Estate Investment Trust

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2020, the market value of the securities on loan was $5,414,551 (Note 1)
††	Represents collateral received from securities lending transactions
§	Fair valued security--- Represents fair value as measured based on the Portfolio Valuation policies specified in (Note 1). As of September 30, 2020, the total value of the fair valued securities was $0.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

At September 30, 2020, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.0%
Industrials	19.0%
Health Care	13.8%
Consumer Discretionary	11.4%
Materials	10.8%
Financials	10.5%
Energy	2.5%
Communication Services	2.1%
Real Estate	1.8%
Consumer Staples	1.2%
Short-Term Investments	0.8%
Total	99.9%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Shares		Value (Note 1)
	Common Stocks—96.9%

	Aerospace & Defense—2.8%
600	BWX Technologies, Inc.	$33,786
3,200	General Dynamics Corp.	442,976
3,200	Lockheed Martin Corp.	1,226,496
1,900	Northrop Grumman Corp.	599,431
1,400	Textron, Inc.	50,526
		2,353,215
	Air Freight and Logistics—1.6%
7,800	United Parcel Service, Inc., Class B	1,299,714

	Auto Components—0.3%
2,300	BorgWarner, Inc.	89,102
2,700	Gentex Corp.	69,525
700	Lear Corp.	76,335
		234,962
	Automobiles—0.6%
22,600	Ford Motor Co.	150,516
13,400	General Motors Co.	396,506
		547,022
	Banks—8.3%
102,500	Bank of America Corp.	2,469,225
1,200	Commerce Bancshares, Inc.	67,548
600	Cullen/Frost Bankers, Inc.	38,370
1,500	East West Bancorp, Inc.	49,110
7,400	Fifth Third Bancorp	157,768
35,300	JPMorgan Chase & Co.	3,398,331
4,900	PNC Financial Services Group, Inc. (The)	538,559
600	Signature Bank	49,794
600	SVB Financial Group*	144,372
		6,913,077
	Biotechnology—4.1%
2,400	Alexion Pharmaceuticals, Inc.*	274,632
6,700	Amgen, Inc.	1,702,872
2,100	Biogen, Inc.*	595,728
14,100	Gilead Sciences, Inc.	890,979
		3,464,211
	Building Products—0.9%
1,500	Fortune Brands Home & Security, Inc.	129,780
8,300	Johnson Controls International Plc	339,055
3,200	Masco Corp.	176,416
1,200	Owens Corning	82,572
		727,823
	Capital Markets—5.6%
1,500	Ameriprise Financial, Inc.	231,165
10,400	Bank of New York Mellon Corp. (The)	357,136
1,700	BlackRock, Inc.	958,035
11,900	Charles Schwab Corp. (The)	431,137

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Capital Markets (Continued)
1,200	Eaton Vance Corp.	45,780
4,000	Goldman Sachs Group, Inc. (The)	803,880
900	LPL Financial Holdings, Inc.	69,003
18,100	Morgan Stanley	875,135
2,400	Northern Trust Corp.	187,128
1,500	Raymond James Financial, Inc.	109,140
1,600	SEI Investments Co.	81,152
4,000	State Street Corp.	237,320
2,600	T. Rowe Price Group, Inc.	333,372
		4,719,383
	Chemicals—1.6%
1,200	Albemarle Corp.	107,136
1,300	Celanese Corp.	139,685
4,500	Corteva, Inc.	129,645
1,500	Eastman Chemical Co.	117,180
1,400	FMC Corp.	148,274
2,300	Huntsman Corp.	51,083
4,200	LyondellBasell Industries NV, Class A	296,058
2,300	Mosaic Co. (The)	42,021
2,500	PPG Industries, Inc.	305,200
		1,336,282
	Communications Equipment—2.3%
900	Ciena Corp.*	35,721
46,200	Cisco Systems, Inc.	1,819,818
3,700	Juniper Networks, Inc.	79,550
		1,935,089
	Construction and Engineering—0.1%
1,600	Quanta Services, Inc.	84,576

	Consumer Finance—1.7%
2,300	Ally Financial, Inc.	57,661
9,200	American Express Co.	922,300
5,200	Capital One Financial Corp.	373,672
200	Credit Acceptance Corp.*, †	67,728
		1,421,361
	Containers and Packaging—0.9%
9,500	Amcor Plc	104,975
900	Avery Dennison Corp.	115,056
1,500	Crown Holdings, Inc.*	115,290
4,400	International Paper Co.	178,376
1,100	Packaging Corp. of America	119,955
1,700	Sealed Air Corp.	65,977
900	Sonoco Products Co.	45,963
		745,592
	Distributors—0.3%
1,600	Genuine Parts Co.	152,272

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Distributors (Continued)
3,400	LKQ Corp.*	94,282
		246,554
	Diversified Financial Services—0.3%
5,000	Equitable Holdings, Inc.	91,200
3,500	Jefferies Financial Group, Inc.	63,000
1,700	Voya Financial, Inc.	81,481
		235,681
	Diversified Telecommunication Services—6.0%
78,700	AT&T, Inc.	2,243,737
46,600	Verizon Communications, Inc.	2,772,234
		5,015,971
	Electric Utilities—1.4%
6,600	American Electric Power Co., Inc.	539,418
2,500	Evergy, Inc.	127,050
5,900	Exelon Corp.	210,984
2,800	NRG Energy, Inc.	86,072
2,200	OGE Energy Corp.	65,978
1,900	Pinnacle West Capital Corp.	141,645
		1,171,147
	Electrical Equipment—1.3%
4,600	Eaton Corp. Plc	469,338
6,600	Emerson Electric Co.	432,762
600	Hubbell, Inc.	82,104
1,800	Sensata Technologies Holding Plc*	77,652
		1,061,856
	Electronic Equipment, Instruments & Components—0.6%
900	Arrow Electronics, Inc.*	70,794
900	CDW Corp.	107,577
7,900	Corning, Inc.	256,039
1,600	Jabil, Inc.	54,816
		489,226
	Entertainment—0.5%
3,300	Electronic Arts, Inc.*	430,353

	Food and Staples Retailing—0.2%
4,700	Kroger Co. (The)	159,377

	Food Products—1.9%
6,200	Archer-Daniels-Midland Co.	288,238
800	Bunge, Ltd.	36,560
5,400	Conagra Brands, Inc.	192,834
1,000	Darling Ingredients, Inc.*	36,030
800	Ingredion, Inc.	60,544
1,200	JM Smucker Co. (The)	138,624
3,800	Kellogg Co.	245,442
13,300	Kraft Heinz Co. (The)	398,335

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Food Products (Continued)
3,300	Tyson Foods, Inc., Class A	196,284
		1,592,891
	Health Care Providers and Services—6.5%
2,300	AmerisourceBergen Corp.	222,916
2,800	Anthem, Inc.	752,052
3,300	Cardinal Health, Inc.	154,935
3,800	Cigna Corp.	643,758
1,500	DaVita, Inc.*	128,475
3,800	HCA Healthcare, Inc.	473,784
1,600	Henry Schein, Inc.*	94,048
800	Humana, Inc.	331,112
1,100	Laboratory Corp. of America Holdings*	207,097
2,000	McKesson Corp.	297,860
700	Molina Healthcare, Inc.*	128,128
1,500	Quest Diagnostics, Inc.	171,735
5,790	UnitedHealth Group, Inc.	1,805,148
300	Universal Health Services, Inc., Class B	32,106
		5,443,154
	Household Durables—1.1%
4,100	DR Horton, Inc.	310,083
3,100	Lennar Corp., Class A	253,208
2,600	Newell Brands, Inc.	44,616
2,900	PulteGroup, Inc.	134,241
800	Toll Brothers, Inc.	38,928
700	Whirlpool Corp.	128,723
		909,799
	Household Products—0.4%
2,100	Kimberly-Clark Corp.	310,086

	Independent Power and Renewable Electricity Producers—0.3%
7,000	AES Corp. (The)	126,770
5,400	Vistra Energy Corp.	101,844
		228,614
	Industrial Conglomerates—2.6%
5,900	3M Co.	945,062
600	Carlisle Cos., Inc.	73,422
7,200	Honeywell International, Inc.	1,185,192
		2,203,676
	Insurance—5.0%
8,200	Aflac, Inc.	298,070
3,600	Allstate Corp. (The)	338,904
4,000	Arch Capital Group, Ltd.*	117,000
700	Assurant, Inc.	84,917
5,000	Chubb, Ltd.	580,600
400	Everest Re Group, Ltd.	79,016
1,200	First American Financial Corp.	61,092
2,600	Globe Life, Inc.	207,740
300	Kemper Corp.	20,049
3,300	Loews Corp.	114,675

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Insurance (Continued)
160	Markel Corp.*	155,792
10,400	MetLife, Inc.	386,568
2,400	Old Republic International Corp.	35,376
400	Primerica, Inc.	45,256
1,600	Principal Financial Group, Inc.	64,432
6,300	Progressive Corp. (The)	596,421
4,500	Prudential Financial, Inc.	285,840
5,700	Travelers Cos., Inc. (The)	616,683
1,700	WR Berkley Corp.	103,955
		4,192,386
	Internet and Catalog Retail—0.6%
9,000	eBay, Inc.	468,900

	IT Services—2.1%
5,800	Cognizant Technology Solutions Corp., Class A	402,636
10,000	International Business Machines Corp.	1,216,700
900	Leidos Holdings, Inc.	80,235
4,400	Western Union Co. (The)	94,292
		1,793,863
	Leisure Equipment and Products—0.1%
800	Brunswick Corp.	47,128

	Life Sciences Tools and Services—0.2%
300	Bio-Rad Laboratories, Inc., Class A*	154,638

	Machinery—3.9%
900	AGCO Corp.	66,843
6,200	Caterpillar, Inc.	924,730
1,700	Cummins, Inc.	358,972
3,500	Deere & Co.	775,705
1,600	Dover Corp.	173,344
900	ITT, Inc.	53,145
600	Lincoln Electric Holdings, Inc.	55,224
300	Middleby Corp. (The)*	26,913
800	Oshkosh Corp.	58,800
3,900	PACCAR, Inc.	332,592
1,400	Parker-Hannifin Corp.	283,276
1,800	Pentair Plc	82,386
600	Snap-on, Inc.	88,278
		3,280,208
	Media—3.2%
51,400	Comcast Corp., Class A	2,377,764
1,700	Discovery, Inc., Class A*, †	37,009
3,500	Fox Corp., Class A	97,405
3,600	Interpublic Group of Cos., Inc. (The)	60,012
2,400	Omnicom Group, Inc.	118,800
		2,690,990
	Metals and Mining—0.7%
15,800	Freeport-McMoRan, Inc.	247,112
3,400	Nucor Corp.	152,524

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Metals & Mining (Continued)
800	Reliance Steel & Aluminum Co.	81,632
2,400	Steel Dynamics, Inc.	68,712
		549,980
	Multi-Utilities—0.6%
8,800	Public Service Enterprise Group, Inc.	483,208

	Multiline Retail—0.1%
1,400	Dollar Tree, Inc.*	127,876

	Oil, Gas and Consumable Fuels—2.1%
1,500	Cheniere Energy, Inc.*	69,405
21,000	Chevron Corp.	1,512,000
7,400	Williams Cos., Inc. (The)	145,410
		1,726,815
	Pharmaceuticals—8.4%
600	Jazz Pharmaceuticals Plc*	85,554
15,900	Johnson & Johnson	2,367,192
28,700	Merck & Co., Inc.	2,380,665
1,500	Perrigo Co. Plc	68,865
58,000	Pfizer, Inc.	2,128,600
		7,030,876
	Professional Services—0.1%
600	ManpowerGroup, Inc.	43,998
1,200	Robert Half International, Inc.	63,528
		107,526
	Real Estate Management and Development—0.2%
3,700	CBRE Group, Inc., Class A*	173,789

	Road and Rail—1.6%
200	AMERCO	71,196
8,600	CSX Corp.	667,962
1,900	Knight-Swift Transportation Holdings, Inc.	77,330
2,600	Norfolk Southern Corp.	556,374
		1,372,862
	Semiconductors and Semiconductor Equipment—7.4%
8,900	Applied Materials, Inc.	529,105
4,400	Broadcom, Inc.	1,603,008
49,000	Intel Corp.	2,537,220
900	KLA Corp.	174,366
1,300	Lam Research Corp.	431,275
12,300	Micron Technology, Inc.*	577,608
4,500	ON Semiconductor Corp.*	97,605
1,200	Qorvo, Inc.*	154,812
1,000	Teradyne, Inc.	79,460
		6,184,459
	Software—2.7%
1,300	CDK Global, Inc.	56,667

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

Shares		Value (Note 1)
	Software (Continued)
36,300	Oracle Corp.	2,167,110
		2,223,777
	Specialty Retail—1.0%
800	Advance Auto Parts, Inc.	122,800
270	AutoZone, Inc.*	317,963
2,900	Best Buy Co., Inc.	322,741
900	Williams-Sonoma, Inc.	81,396
		844,900
	Technology Hardware, Storage & Peripherals—0.5%
15,500	HP, Inc.	294,345
2,400	NetApp, Inc.	105,216
		399,561
	Textiles, Apparel and Luxury Goods—0.1%
100	Deckers Outdoor Corp.*	22,001
2,100	Hanesbrands, Inc.	33,075
1,500	Skechers U.S.A., Inc., Class A*	45,330
		100,406
	Tobacco—1.6%
17,400	Philip Morris International, Inc.	1,304,826

	Trading Companies and Distributors—0.5%
1,700	HD Supply Holdings, Inc.*	70,108
900	United Rentals, Inc.*	157,050
600	WW Grainger, Inc.	214,062
		441,220
	TOTAL COMMON STOCKS (Cost $75,194,650)	80,980,886

	Exchange-Traded Fund—2.5%
18,100	iShares Russell 1000 Value ETF (Cost $2,176,470)†	2,138,153

7-Day Yield
Short-Term Investments—0.2%

167,469	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $167,469)††	0.09%	167,469

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

TOTAL INVESTMENTS, AT VALUE—99.6% (Cost $77,538,589)	83,286,508
Other Assets in Excess of Liabilities—0.4%	301,068
NET ASSETS—100.0%	$83,587,576

Notes to the Schedule of Investments:

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2020, the market value of the securities on loan was $222,513 (Note 1)
††	Represents collateral received from securities lending transactions

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2020

At September 30, 2020, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	23.5%
Health Care	19.2%
Information Technology	15.6%
Industrials	15.5%
Communication Services	9.7%
Consumer Discretionary	4.2%
Consumer Staples	4.0%
Materials	3.1%
Utilities	2.3%
Energy	2.1%
Real Estate	0.2%
Short-Term Investments	0.2%
Total	99.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2020, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2020, the M Large Cap Growth Fund and the M Large Cap Value Fund had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

As of September 30, 2020, the M Capital Appreciation Fund had: (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments, with the exception of Ferro-globe Plc—ENT which was classified as Level 2 and had no value and (iii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of September 30, 2020 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$7,858,789	$—	$7,858,789
Austria	—	417,248	—	417,248
Belgium	24,336	1,250,865	—	1,275,201
Canada	11,902,660	7,395	—	11,910,055
China	—	5,995	—	5,995
Denmark	—	3,098,073	—	3,098,073
Finland	—	2,077,925	—	2,077,925
France	—	10,104,135	—	10,104,135
Germany	28,746	9,253,454	—	9,282,200
Hong Kong	—	3,177,829	—	3,177,829
Ireland	251,367	873,576	—	1,124,943
Israel	139,420	576,933	—	716,353
Italy	—	3,077,098	—	3,077,098
Japan	17,636	30,586,943	—	30,604,579
Netherlands	—	4,237,106	—	4,237,106
New Zealand	—	388,287	—	388,287
Norway	3,847	929,365	—	933,212
Portugal	—	185,578	—	185,578
Singapore	—	921,286	—	921,286
Spain	16,988	2,492,694	—	2,509,682
Sweden	—	3,649,838	—	3,649,838
Switzerland	51,566	11,121,805	—	11,173,371
United Kingdom	651,444	15,431,614		16,083,058
Total Common Stocks	13,088,010	111,723,831	—	124,811,841
Affiliated Investment Company
United States	49,787,133	—	—	49,787,133
Warrant
France	—	82	—	82
Rights
Australia	—	—	—	—
Sweden	—	14,887	—	14,887
Total Rights	—	14,887	—	14,887
Preferred Stocks
Germany	—	941,991	—	941,991
Short-Term Investments
Investments in Security Lending Collateral	—	3,146,415	—	3,146,415
Total	$62,875,143	$115,827,206	$—	$178,702,349

At September 30, 2020, these financial assets were priced using a fair value factor applied to quoted market prices.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent.  Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of September 30, 2020, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$7,819,320	$7,819,320
M Large Cap Growth Fund	3,889,457	3,889,457
M Capital Appreciation Fund	5,414,551	5,414,551
M Large Cap Value Fund	222,513	222,513

2. Tax Information

As of September 30, 2020, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$173,055,120	$24,075,298	$(18,428,069)	$5,647,229
M Large Cap Growth Fund	116,149,281	108,235,081	(1,034,766)	107,200,315
M Capital Appreciation Fund	127,336,236	58,644,800	(20,254,520)	38,390,280
M Large Cap Value Fund	78,466,271	8,110,471	(3,290,234)	4,820,237

The Funds did not have any unrecognized tax benefits as of September 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2017 through December 2019. No examination of any of the Funds' tax filings is currently in progress.